Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (56.9%)
U.S. Government Securities (56.5%)
	United States Treasury Note/Bond	3.625%	9/30/2030	22,550	22,434
	United States Treasury Note/Bond	4.875%	10/31/2030	53,838	56,593
	United States Treasury Note/Bond	0.875%	11/15/2030	727,082	630,346
	United States Treasury Note/Bond	4.375%	11/30/2030	222,860	229,145
	United States Treasury Note/Bond	3.750%	12/31/2030	349,753	349,398
	United States Treasury Note/Bond	4.000%	1/31/2031	411,362	415,636
	United States Treasury Note/Bond	1.125%	2/15/2031	888,679	776,553
	United States Treasury Note/Bond	5.375%	2/15/2031	75,441	81,073
	United States Treasury Note/Bond	4.250%	2/28/2031	389,462	398,225
	United States Treasury Note/Bond	4.125%	3/31/2031	392,417	398,763
	United States Treasury Note/Bond	4.625%	4/30/2031	422,164	439,480
	United States Treasury Note/Bond	1.625%	5/15/2031	984,044	876,068
	United States Treasury Note/Bond	4.625%	5/31/2031	434,196	451,954
	United States Treasury Note/Bond	4.250%	6/30/2031	406,999	415,918
	United States Treasury Note/Bond	4.125%	7/31/2031	396,309	402,347
	United States Treasury Note/Bond	1.250%	8/15/2031	1,050,535	908,631
	United States Treasury Note/Bond	3.750%	8/31/2031	513,384	510,977
	United States Treasury Note/Bond	3.625%	9/30/2031	411,268	406,448
	United States Treasury Note/Bond	4.125%	10/31/2031	451,299	457,927
	United States Treasury Note/Bond	1.375%	11/15/2031	935,568	809,778
	United States Treasury Note/Bond	4.125%	11/30/2031	417,976	423,952
	United States Treasury Note/Bond	4.500%	12/31/2031	296,145	306,417
	United States Treasury Note/Bond	4.375%	1/31/2032	254,800	261,867
	United States Treasury Note/Bond	1.875%	2/15/2032	884,794	784,978
	United States Treasury Note/Bond	4.125%	2/29/2032	413,500	419,105
	United States Treasury Note/Bond	4.125%	3/31/2032	248,500	251,820
	United States Treasury Note/Bond	4.000%	4/30/2032	236,741	238,156
	United States Treasury Note/Bond	2.875%	5/15/2032	920,098	865,000
	United States Treasury Note/Bond	4.125%	5/31/2032	667,849	676,406
	United States Treasury Note/Bond	4.000%	6/30/2032	297,786	299,368
	United States Treasury Note/Bond	4.000%	7/31/2032	331,128	332,732
	United States Treasury Note/Bond	2.750%	8/15/2032	844,159	784,738
	United States Treasury Note/Bond	3.875%	8/31/2032	543,356	541,849
	United States Treasury Note/Bond	3.875%	9/30/2032	222,383	221,653
	United States Treasury Note/Bond	4.125%	11/15/2032	843,701	853,424
	United States Treasury Note/Bond	3.500%	2/15/2033	915,397	888,722
	United States Treasury Note/Bond	3.375%	5/15/2033	888,467	853,379
	United States Treasury Note/Bond	3.875%	8/15/2033	973,815	965,903
	United States Treasury Note/Bond	4.500%	11/15/2033	1,057,912	1,093,864
	United States Treasury Note/Bond	4.000%	2/15/2034	1,073,833	1,071,148
	United States Treasury Note/Bond	4.375%	5/15/2034	1,042,243	1,066,426
	United States Treasury Note/Bond	3.875%	8/15/2034	1,050,850	1,034,841
	United States Treasury Note/Bond	4.250%	11/15/2034	969,269	980,363
	United States Treasury Note/Bond	4.625%	2/15/2035	965,687	1,003,710
	United States Treasury Note/Bond	4.250%	5/15/2035	1,049,401	1,059,280
	United States Treasury Note/Bond	4.250%	8/15/2035	829,975	836,751
					27,153,546
Agency Bonds and Notes (0.4%)
	Federal Home Loan Banks	4.750%	3/10/2034	14,900	15,447
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	20,644	23,609
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	36,012	40,833
[1]	Federal National Mortgage Assn.	0.875%	8/5/2030	63,690	55,623
[1]	Federal National Mortgage Assn.	6.625%	11/15/2030	38,604	43,656
[2]	Private Export Funding Corp.	4.600%	2/15/2034	3,500	3,523
	Tennessee Valley Authority	1.500%	9/15/2031	4,185	3,629

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tennessee Valley Authority	4.375%	8/1/2034	11,127	11,132
Tennessee Valley Authority	4.875%	5/15/2035	15,663	16,206
				213,658
Total U.S. Government and Agency Obligations (Cost $27,586,903)				27,367,204
Corporate Bonds (36.8%)
Communications (2.3%)
Alphabet Inc.	4.500%	5/15/2035	10,515	10,530
America Movil SAB de CV	4.700%	7/21/2032	8,325	8,332
America Movil SAB de CV	5.000%	1/20/2033	5,129	5,206
America Movil SAB de CV	6.375%	3/1/2035	7,588	8,378
AppLovin Corp.	5.375%	12/1/2031	15,872	16,421
AppLovin Corp.	5.500%	12/1/2034	4,140	4,272
AT&T Inc.	2.750%	6/1/2031	15,063	13,805
AT&T Inc.	2.250%	2/1/2032	40,839	35,746
AT&T Inc.	4.550%	11/1/2032	9,950	9,906
AT&T Inc.	2.550%	12/1/2033	30,067	25,612
AT&T Inc.	5.400%	2/15/2034	4,186	4,351
AT&T Inc.	4.500%	5/15/2035	16,272	15,700
AT&T Inc.	5.375%	8/15/2035	22,331	22,984
AT&T Inc.	4.900%	11/1/2035	6,100	6,052
Baidu Inc.	2.375%	8/23/2031	7,550	6,821
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	14,348	14,605
British Telecommunications plc	9.625%	12/15/2030	23,397	28,805
Charter Communications Operating LLC	2.800%	4/1/2031	18,528	16,707
Charter Communications Operating LLC	2.300%	2/1/2032	11,717	10,014
Charter Communications Operating LLC	4.400%	4/1/2033	10,243	9,706
Charter Communications Operating LLC	6.650%	2/1/2034	7,463	7,980
Charter Communications Operating LLC	6.550%	6/1/2034	12,175	12,974
Charter Communications Operating LLC	6.384%	10/23/2035	3,500	3,665
Charter Communications Operating LLC	5.850%	12/1/2035	5,124	5,174
Comcast Corp.	4.250%	10/15/2030	3,726	3,732
Comcast Corp.	1.950%	1/15/2031	10,971	9,742
Comcast Corp.	1.500%	2/15/2031	4,892	4,230
Comcast Corp.	4.950%	5/15/2032	4,239	4,347
Comcast Corp.	4.250%	1/15/2033	11,763	11,523
Comcast Corp.	4.650%	2/15/2033	18,169	18,253
Comcast Corp.	4.800%	5/15/2033	15,562	15,706
Comcast Corp.	5.300%	6/1/2034	11,013	11,426
Comcast Corp.	4.200%	8/15/2034	9,845	9,407
Comcast Corp.	5.300%	5/15/2035	7,255	7,454
Comcast Corp.	5.650%	6/15/2035	6,180	6,523
Electronic Arts Inc.	1.850%	2/15/2031	2,600	2,467
Expedia Group Inc.	2.950%	3/15/2031	6,593	6,107
Expedia Group Inc.	5.400%	2/15/2035	10,470	10,749
FactSet Research Systems Inc.	3.450%	3/1/2032	6,028	5,570
Fox Corp.	6.500%	10/13/2033	9,131	10,053
Grupo Televisa SAB	8.500%	3/11/2032	2,085	2,264
Interpublic Group of Cos. Inc.	2.400%	3/1/2031	4,350	3,882
Koninklijke KPN NV	8.375%	10/1/2030	4,375	5,130
Meta Platforms Inc.	4.550%	8/15/2031	13,123	13,382
Meta Platforms Inc.	3.850%	8/15/2032	27,065	26,333
Meta Platforms Inc.	4.950%	5/15/2033	4,305	4,454
Meta Platforms Inc.	4.750%	8/15/2034	25,798	26,119
Netflix Inc.	4.900%	8/15/2034	5,010	5,166
Omnicom Group Inc.	2.600%	8/1/2031	7,449	6,716
Omnicom Group Inc.	5.300%	11/1/2034	5,000	5,131
Orange SA	9.000%	3/1/2031	19,850	24,113
Paramount Global	7.875%	7/30/2030	5,759	6,431
Paramount Global	4.950%	1/15/2031	10,910	10,783
Paramount Global	4.200%	5/19/2032	9,971	9,290
Paramount Global	5.500%	5/15/2033	3,825	3,785
Rogers Communications Inc.	3.800%	3/15/2032	17,037	16,083
Rogers Communications Inc.	5.300%	2/15/2034	13,996	14,192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sprint Capital Corp.	8.750%	3/15/2032	23,826	29,010
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	4,101	3,943
	Take-Two Interactive Software Inc.	5.600%	6/12/2034	2,917	3,047
	TELUS Corp.	3.400%	5/13/2032	7,882	7,260
	Tencent Music Entertainment Group	2.000%	9/3/2030	6,002	5,377
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	8,116	9,525
	T-Mobile USA Inc.	2.550%	2/15/2031	21,499	19,521
	T-Mobile USA Inc.	2.875%	2/15/2031	7,125	6,570
	T-Mobile USA Inc.	3.500%	4/15/2031	5,072	4,826
	T-Mobile USA Inc.	2.700%	3/15/2032	9,516	8,531
	T-Mobile USA Inc.	5.125%	5/15/2032	8,652	8,901
	T-Mobile USA Inc.	5.200%	1/15/2033	12,467	12,860
	T-Mobile USA Inc.	5.050%	7/15/2033	33,579	34,304
	T-Mobile USA Inc.	5.150%	4/15/2034	18,948	19,384
	T-Mobile USA Inc.	5.300%	5/15/2035	4,870	4,988
[2]	TWDC Enterprises 18 Corp.	7.000%	3/1/2032	3,648	4,166
	Uber Technologies Inc.	4.150%	1/15/2031	7,841	7,770
	Uber Technologies Inc.	4.800%	9/15/2034	22,311	22,340
	Uber Technologies Inc.	4.800%	9/15/2035	10,811	10,707
	VeriSign Inc.	2.700%	6/15/2031	7,552	6,814
	VeriSign Inc.	5.250%	6/1/2032	4,748	4,877
	Verizon Communications Inc.	1.680%	10/30/2030	14,226	12,509
	Verizon Communications Inc.	7.750%	12/1/2030	1,971	2,268
	Verizon Communications Inc.	1.750%	1/20/2031	25,098	21,961
	Verizon Communications Inc.	2.550%	3/21/2031	34,579	31,437
	Verizon Communications Inc.	2.355%	3/15/2032	44,449	38,982
	Verizon Communications Inc.	5.050%	5/9/2033	4,702	4,816
	Verizon Communications Inc.	4.500%	8/10/2033	21,512	21,186
	Verizon Communications Inc.	4.400%	11/1/2034	31,636	30,487
	Verizon Communications Inc.	4.780%	2/15/2035	17,318	17,035
	Verizon Communications Inc.	5.250%	4/2/2035	26,048	26,477
	Walt Disney Co.	2.650%	1/13/2031	21,951	20,416
	Walt Disney Co.	6.550%	3/15/2033	3,238	3,679
	Walt Disney Co.	6.400%	12/15/2035	9,500	10,788
	Weibo Corp.	3.375%	7/8/2030	7,115	6,735
					1,107,786
Consumer Discretionary (2.3%)
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	15,269	13,741
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	7,605	7,535
[3]	Alibaba Group Holding Ltd.	5.250%	5/26/2035	7,100	7,433
	Amazon.com Inc.	2.100%	5/12/2031	28,078	25,259
	Amazon.com Inc.	3.600%	4/13/2032	18,852	18,231
	Amazon.com Inc.	4.700%	12/1/2032	25,046	25,734
	Amazon.com Inc.	4.800%	12/5/2034	5,114	5,281
[2]	American Honda Finance Corp.	5.050%	7/10/2031	6,056	6,218
[2]	American Honda Finance Corp.	4.850%	10/23/2031	4,490	4,561
	American Honda Finance Corp.	5.150%	7/9/2032	7,247	7,420
[2]	American Honda Finance Corp.	4.900%	1/10/2034	4,592	4,632
	American Honda Finance Corp.	5.200%	3/5/2035	6,520	6,617
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/2032	3,045	2,798
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/2034	1,947	1,936
	AutoNation Inc.	2.400%	8/1/2031	3,868	3,375
	AutoNation Inc.	3.850%	3/1/2032	4,680	4,384
	AutoNation Inc.	5.890%	3/15/2035	4,276	4,416
	AutoZone Inc.	1.650%	1/15/2031	5,116	4,454
	AutoZone Inc.	4.750%	8/1/2032	3,605	3,634
	AutoZone Inc.	4.750%	2/1/2033	6,963	6,976
	AutoZone Inc.	5.200%	8/1/2033	4,705	4,832
	AutoZone Inc.	6.550%	11/1/2033	4,460	4,981
	AutoZone Inc.	5.400%	7/15/2034	3,175	3,293
	Best Buy Co. Inc.	1.950%	10/1/2030	2,539	2,255
	Block Financial LLC	5.375%	9/15/2032	4,836	4,880
	BorgWarner Inc.	5.400%	8/15/2034	6,919	7,125
	Brunswick Corp.	2.400%	8/18/2031	6,568	5,709

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brunswick Corp.	4.400%	9/15/2032	4,584	4,366
	Choice Hotels International Inc.	3.700%	1/15/2031	5,230	4,897
	Choice Hotels International Inc.	5.850%	8/1/2034	7,747	7,924
	Cornell University	4.835%	6/15/2034	13,750	14,006
	Darden Restaurants Inc.	6.300%	10/10/2033	2,537	2,749
	Dick's Sporting Goods Inc.	3.150%	1/15/2032	3,108	2,849
	DR Horton Inc.	4.850%	10/15/2030	4,835	4,932
	DR Horton Inc.	5.000%	10/15/2034	3,680	3,719
	DR Horton Inc.	5.500%	10/15/2035	4,000	4,145
	eBay Inc.	2.600%	5/10/2031	7,035	6,403
	eBay Inc.	6.300%	11/22/2032	2,860	3,146
[2]	Emory University	2.143%	9/1/2030	6,436	5,856
	Ferguson Enterprises Inc.	4.350%	3/15/2031	2,350	2,336
	Ferguson Enterprises Inc.	5.000%	10/3/2034	6,400	6,447
	Ford Motor Co.	3.250%	2/12/2032	28,786	25,140
	Ford Motor Co.	6.100%	8/19/2032	4,302	4,400
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	15,305	14,223
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	8,665	8,869
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	5,227	4,749
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	8,935	9,128
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	9,133	9,508
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	15,874	16,973
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	19,978	20,076
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	1,869	1,782
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	7,010	7,429
	General Motors Co.	5.600%	10/15/2032	11,749	12,196
	General Motors Co.	5.000%	4/1/2035	3,960	3,849
	General Motors Co.	6.250%	4/15/2035	9,355	9,840
	General Motors Financial Co. Inc.	2.350%	1/8/2031	7,390	6,547
	General Motors Financial Co. Inc.	5.750%	2/8/2031	13,931	14,514
	General Motors Financial Co. Inc.	2.700%	6/10/2031	14,072	12,572
	General Motors Financial Co. Inc.	5.600%	6/18/2031	9,144	9,462
	General Motors Financial Co. Inc.	3.100%	1/12/2032	6,520	5,872
	General Motors Financial Co. Inc.	5.625%	4/4/2032	16,466	17,000
	General Motors Financial Co. Inc.	6.400%	1/9/2033	775	830
	General Motors Financial Co. Inc.	6.100%	1/7/2034	3,241	3,409
	General Motors Financial Co. Inc.	5.950%	4/4/2034	15,489	16,099
	General Motors Financial Co. Inc.	5.450%	9/6/2034	5,203	5,230
	General Motors Financial Co. Inc.	5.900%	1/7/2035	13,207	13,616
	General Motors Financial Co. Inc.	6.150%	7/15/2035	8,483	8,872
	Genuine Parts Co.	1.875%	11/1/2030	5,227	4,600
	Genuine Parts Co.	6.875%	11/1/2033	9,085	10,181
	GXO Logistics Inc.	2.650%	7/15/2031	7,334	6,537
	GXO Logistics Inc.	6.500%	5/6/2034	5,227	5,613
	Hasbro Inc.	6.050%	5/14/2034	4,065	4,256
	Home Depot Inc.	1.375%	3/15/2031	16,744	14,430
	Home Depot Inc.	4.850%	6/25/2031	8,342	8,602
	Home Depot Inc.	1.875%	9/15/2031	11,623	10,156
	Home Depot Inc.	3.250%	4/15/2032	12,091	11,323
	Home Depot Inc.	4.500%	9/15/2032	7,840	7,961
	Home Depot Inc.	4.950%	6/25/2034	8,661	8,870
	Home Depot Inc.	4.650%	9/15/2035	10,692	10,592
	Honda Motor Co. Ltd.	2.967%	3/10/2032	8,982	8,179
	Honda Motor Co. Ltd.	5.337%	7/8/2035	8,565	8,728
	Hyatt Hotels Corp.	5.375%	12/15/2031	6,873	7,030
	Hyatt Hotels Corp.	5.750%	3/30/2032	5,160	5,377
	Hyatt Hotels Corp.	5.500%	6/30/2034	2,725	2,790
[2]	Johns Hopkins University	4.705%	7/1/2032	5,385	5,477
	Las Vegas Sands Corp.	6.000%	6/14/2030	2,000	2,083
	Las Vegas Sands Corp.	6.200%	8/15/2034	5,349	5,604
	Leland Stanford Junior University	4.679%	3/1/2035	6,074	6,118
	Lowe's Cos. Inc.	1.700%	10/15/2030	7,553	6,647
	Lowe's Cos. Inc.	4.250%	3/15/2031	15,040	14,940
	Lowe's Cos. Inc.	2.625%	4/1/2031	16,372	14,941
	Lowe's Cos. Inc.	3.750%	4/1/2032	14,478	13,838

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	4.500%	10/15/2032	21,850	21,667
	Lowe's Cos. Inc.	5.000%	4/15/2033	8,245	8,435
	Lowe's Cos. Inc.	5.150%	7/1/2033	5,106	5,276
	Lowe's Cos. Inc.	4.850%	10/15/2035	12,260	12,159
	Magna International Inc.	5.500%	3/21/2033	4,681	4,862
	Magna International Inc.	5.875%	6/1/2035	4,770	5,025
[2]	Marriott International Inc.	2.850%	4/15/2031	12,106	11,140
	Marriott International Inc.	4.500%	10/15/2031	2,350	2,340
[2]	Marriott International Inc.	3.500%	10/15/2032	8,755	8,109
[2]	Marriott International Inc.	2.750%	10/15/2033	3,984	3,455
	Marriott International Inc.	5.300%	5/15/2034	8,345	8,564
	Marriott International Inc.	5.350%	3/15/2035	3,494	3,572
	Marriott International Inc.	5.250%	10/15/2035	6,219	6,277
	Masco Corp.	2.000%	10/1/2030	3,319	2,967
	Masco Corp.	2.000%	2/15/2031	6,898	6,048
	McDonald's Corp.	4.400%	2/12/2031	2,386	2,393
[2]	McDonald's Corp.	4.600%	9/9/2032	6,556	6,646
	McDonald's Corp.	4.950%	8/14/2033	5,025	5,179
	McDonald's Corp.	4.950%	3/3/2035	7,332	7,426
	MDC Holdings Inc.	2.500%	1/15/2031	5,085	4,491
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	7,379	8,788
[3]	Mercedes-Benz Finance North America LLC	2.450%	3/2/2031	3,000	2,700
	Meritage Homes Corp.	5.650%	3/15/2035	4,392	4,462
	O'Reilly Automotive Inc.	4.700%	6/15/2032	8,765	8,840
	O'Reilly Automotive Inc.	5.000%	8/19/2034	9,050	9,130
	Owens Corning	5.700%	6/15/2034	8,193	8,628
[2]	President & Fellows of Harvard College	4.609%	2/15/2035	5,133	5,160
	President & Fellows of Harvard College	5.259%	3/15/2036	1,100	1,155
	PulteGroup Inc.	6.375%	5/15/2033	4,465	4,873
	Ralph Lauren Corp.	5.000%	6/15/2032	8,775	8,989
	Rollins Inc.	5.250%	2/24/2035	3,315	3,371
	Ross Stores Inc.	1.875%	4/15/2031	5,045	4,399
	Sands China Ltd.	3.250%	8/8/2031	4,450	4,090
	Stanley Black & Decker Inc.	3.000%	5/15/2032	5,070	4,564
	Starbucks Corp.	2.550%	11/15/2030	13,803	12,672
	Starbucks Corp.	4.900%	2/15/2031	5,414	5,570
	Starbucks Corp.	3.000%	2/14/2032	7,479	6,874
	Starbucks Corp.	4.800%	2/15/2033	5,095	5,164
	Starbucks Corp.	5.000%	2/15/2034	2,690	2,747
	Starbucks Corp.	5.400%	5/15/2035	5,320	5,516
	Tapestry Inc.	5.500%	3/11/2035	6,732	6,880
	Toll Brothers Finance Corp.	5.600%	6/15/2035	4,923	5,047
	Toyota Motor Corp.	5.053%	6/30/2035	6,566	6,721
	Toyota Motor Credit Corp.	5.550%	11/20/2030	11,390	12,061
[2]	Toyota Motor Credit Corp.	1.650%	1/10/2031	4,130	3,617
	Toyota Motor Credit Corp.	5.100%	3/21/2031	5,073	5,262
	Toyota Motor Credit Corp.	1.900%	9/12/2031	5,302	4,623
[2]	Toyota Motor Credit Corp.	4.600%	10/10/2031	7,628	7,725
[2]	Toyota Motor Credit Corp.	2.400%	1/13/2032	4,740	4,227
	Toyota Motor Credit Corp.	4.650%	9/3/2032	8,200	8,263
	Toyota Motor Credit Corp.	4.700%	1/12/2033	5,183	5,249
[2]	Toyota Motor Credit Corp.	4.800%	1/5/2034	7,091	7,208
	Toyota Motor Credit Corp.	5.350%	1/9/2035	8,923	9,325
	Tractor Supply Co.	1.750%	11/1/2030	6,592	5,795
	Tractor Supply Co.	5.250%	5/15/2033	6,425	6,625
[2]	Yale University	1.482%	4/15/2030	9,830	8,785
					1,099,679
Consumer Staples (2.1%)
	Altria Group Inc.	2.450%	2/4/2032	15,590	13,721
	Altria Group Inc.	5.625%	2/6/2035	5,565	5,778
	Altria Group Inc.	5.250%	8/6/2035	3,248	3,284
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	16,370	16,172
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	6,393	6,593
	Archer-Daniels-Midland Co.	2.900%	3/1/2032	7,445	6,801

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Avery Dennison Corp.	5.750%	3/15/2033	6,205	6,554
	BAT Capital Corp.	6.343%	8/2/2030	2,392	2,582
	BAT Capital Corp.	5.834%	2/20/2031	8,425	8,910
	BAT Capital Corp.	2.726%	3/25/2031	17,261	15,780
	BAT Capital Corp.	4.742%	3/16/2032	9,065	9,108
	BAT Capital Corp.	5.350%	8/15/2032	9,563	9,892
	BAT Capital Corp.	7.750%	10/19/2032	5,361	6,251
	BAT Capital Corp.	6.421%	8/2/2033	7,978	8,754
	BAT Capital Corp.	6.000%	2/20/2034	7,422	7,921
	BAT Capital Corp.	5.625%	8/15/2035	8,650	8,979
	Brown-Forman Corp.	4.750%	4/15/2033	5,580	5,645
	Bunge Ltd. Finance Corp.	3.200%	4/21/2031	3,150	2,951
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	10,517	9,642
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	8,645	8,476
	Bunge Ltd. Finance Corp.	5.150%	8/4/2035	1,105	1,118
	Campbell's Co.	5.400%	3/21/2034	8,153	8,352
	Campbell's Co.	4.750%	3/23/2035	5,575	5,403
	Church & Dwight Co. Inc.	2.300%	12/15/2031	5,070	4,489
	Church & Dwight Co. Inc.	5.600%	11/15/2032	4,085	4,331
	Clorox Co.	4.600%	5/1/2032	5,913	5,978
	Coca-Cola Co.	2.000%	3/5/2031	3,635	3,268
	Coca-Cola Co.	1.375%	3/15/2031	14,516	12,625
	Coca-Cola Co.	2.250%	1/5/2032	9,358	8,375
	Coca-Cola Co.	4.650%	8/14/2034	6,124	6,226
	Coca-Cola Consolidated Inc.	5.450%	6/1/2034	4,194	4,386
	Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	6,090	5,077
	Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	6,285	6,330
	Colgate-Palmolive Co.	3.250%	8/15/2032	5,385	5,050
	Conagra Brands Inc.	5.750%	8/1/2035	2,865	2,917
	Constellation Brands Inc.	2.250%	8/1/2031	9,444	8,325
	Constellation Brands Inc.	4.750%	5/9/2032	7,166	7,207
	Constellation Brands Inc.	4.900%	5/1/2033	6,926	6,990
	Costco Wholesale Corp.	1.750%	4/20/2032	13,056	11,303
	Diageo Capital plc	2.125%	4/29/2032	4,390	3,798
	Diageo Capital plc	5.500%	1/24/2033	11,695	12,312
	Diageo Capital plc	5.625%	10/5/2033	8,252	8,768
	Diageo Investment Corp.	5.625%	4/15/2035	4,026	4,273
	Diageo Investment Corp.	7.450%	4/15/2035	3,761	4,523
	Dollar General Corp.	5.000%	11/1/2032	7,831	7,912
	Dollar General Corp.	5.450%	7/5/2033	5,173	5,364
	Dollar Tree Inc.	2.650%	12/1/2031	5,768	5,143
	Estee Lauder Cos. Inc.	1.950%	3/15/2031	7,309	6,452
	Estee Lauder Cos. Inc.	4.650%	5/15/2033	7,203	7,222
	Estee Lauder Cos. Inc.	5.000%	2/14/2034	3,755	3,807
	Flowers Foods Inc.	2.400%	3/15/2031	5,109	4,535
	General Mills Inc.	4.950%	3/29/2033	9,325	9,452
	General Mills Inc.	5.250%	1/30/2035	6,510	6,625
	Haleon US Capital LLC	3.625%	3/24/2032	17,125	16,225
	Hershey Co.	4.950%	2/24/2032	5,015	5,168
	Hershey Co.	4.500%	5/4/2033	4,325	4,339
	Hershey Co.	5.100%	2/24/2035	2,000	2,058
	J M Smucker Co.	2.125%	3/15/2032	5,381	4,626
	J M Smucker Co.	6.200%	11/15/2033	10,485	11,383
	JBS USA Holding Lux Sarl	3.750%	12/1/2031	7,125	6,730
	JBS USA Holding Lux Sarl	3.625%	1/15/2032	6,055	5,650
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	18,564	19,374
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	16,742	18,510
[3]	JBS USA Holding Lux Sarl	5.500%	1/15/2036	4,000	4,071
[3]	JBS USA LUX Sarl	5.950%	4/20/2035	8,725	9,169
[2]	Kellanova	7.450%	4/1/2031	7,304	8,370
	Kenvue Inc.	4.850%	5/22/2032	5,653	5,733
	Kenvue Inc.	4.900%	3/22/2033	12,905	13,120
[2]	Keurig Dr Pepper Inc.	2.250%	3/15/2031	5,232	4,614
[2]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	6,824	6,979
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	4,764	4,555

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Keurig Dr Pepper Inc.	5.300%	3/15/2034	7,739	7,819
Keurig Dr Pepper Inc.	5.150%	5/15/2035	3,350	3,320
Kimberly-Clark Corp.	2.000%	11/2/2031	6,805	6,066
Kraft Heinz Foods Co.	4.250%	3/1/2031	13,889	13,680
Kraft Heinz Foods Co.	5.400%	3/15/2035	3,000	3,065
Kroger Co.	1.700%	1/15/2031	6,809	5,952
Kroger Co.	5.000%	9/15/2034	20,315	20,479
McCormick & Co. Inc.	1.850%	2/15/2031	7,426	6,504
McCormick & Co. Inc.	4.950%	4/15/2033	2,270	2,309
McCormick & Co. Inc.	4.700%	10/15/2034	5,593	5,485
Mondelez International Inc.	1.500%	2/4/2031	3,108	2,696
Mondelez International Inc.	3.000%	3/17/2032	9,588	8,787
Mondelez International Inc.	1.875%	10/15/2032	3,712	3,174
Mondelez International Inc.	4.750%	8/28/2034	4,175	4,165
Mondelez International Inc.	5.125%	5/6/2035	4,000	4,075
PepsiCo Inc.	1.625%	5/1/2030	7,460	6,692
PepsiCo Inc.	1.950%	10/21/2031	11,529	10,135
PepsiCo Inc.	3.900%	7/18/2032	17,086	16,680
PepsiCo Inc.	4.650%	7/23/2032	7,736	7,854
PepsiCo Inc.	4.800%	7/17/2034	2,587	2,628
PepsiCo Inc.	5.000%	2/7/2035	8,815	9,017
PepsiCo Inc.	5.000%	7/23/2035	13,288	13,521
Philip Morris International Inc.	1.750%	11/1/2030	6,842	6,053
Philip Morris International Inc.	5.125%	2/13/2031	13,665	14,137
Philip Morris International Inc.	4.750%	11/1/2031	7,710	7,841
Philip Morris International Inc.	5.750%	11/17/2032	13,973	14,883
Philip Morris International Inc.	5.375%	2/15/2033	25,487	26,624
Philip Morris International Inc.	5.625%	9/7/2033	8,557	9,061
Philip Morris International Inc.	5.250%	2/13/2034	17,531	18,098
Philip Morris International Inc.	4.900%	11/1/2034	3,230	3,253
Philip Morris International Inc.	4.875%	4/30/2035	5,295	5,297
Pilgrim's Pride Corp.	4.250%	4/15/2031	9,798	9,474
Pilgrim's Pride Corp.	3.500%	3/1/2032	7,796	7,139
Pilgrim's Pride Corp.	6.250%	7/1/2033	9,850	10,500
Pilgrim's Pride Corp.	6.875%	5/15/2034	6,970	7,691
Procter & Gamble Co.	1.200%	10/29/2030	21,105	18,476
Procter & Gamble Co.	1.950%	4/23/2031	5,988	5,388
Procter & Gamble Co.	2.300%	2/1/2032	1,365	1,243
Procter & Gamble Co.	4.050%	1/26/2033	3,361	3,358
Procter & Gamble Co.	4.550%	1/29/2034	9,283	9,429
Procter & Gamble Co.	4.600%	5/1/2035	5,590	5,674
Reynolds American Inc.	5.700%	8/15/2035	6,542	6,804
Sysco Corp.	5.100%	9/23/2030	3,475	3,583
Sysco Corp.	2.450%	12/14/2031	5,950	5,296
Sysco Corp.	5.400%	3/23/2035	4,540	4,690
Target Corp.	4.500%	9/15/2032	10,395	10,456
Target Corp.	4.400%	1/15/2033	2,735	2,731
Target Corp.	4.500%	9/15/2034	12,329	12,162
Target Corp.	5.000%	4/15/2035	6,371	6,450
Tyson Foods Inc.	5.700%	3/15/2034	10,375	10,933
Unilever Capital Corp.	1.750%	8/12/2031	8,095	7,098
Unilever Capital Corp.	5.900%	11/15/2032	2,604	2,856
Unilever Capital Corp.	5.000%	12/8/2033	10,055	10,444
Unilever Capital Corp.	4.625%	8/12/2034	8,420	8,462
Walmart Inc.	1.800%	9/22/2031	9,433	8,321
Walmart Inc.	4.150%	9/9/2032	5,807	5,820
Walmart Inc.	4.100%	4/15/2033	17,325	17,211
Walmart Inc.	4.900%	4/28/2035	15,811	16,246
Walmart Inc.	5.250%	9/1/2035	5,000	5,296
				1,014,985
Energy (2.6%)
APA Corp.	6.100%	2/15/2035	3,020	3,089
Boardwalk Pipelines LP	3.400%	2/15/2031	2,995	2,805
Boardwalk Pipelines LP	3.600%	9/1/2032	3,018	2,793

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boardwalk Pipelines LP	5.625%	8/1/2034	7,015	7,275
	BP Capital Markets America Inc.	2.721%	1/12/2032	16,993	15,421
	BP Capital Markets America Inc.	4.812%	2/13/2033	24,440	24,726
	BP Capital Markets America Inc.	4.893%	9/11/2033	13,853	14,054
	BP Capital Markets America Inc.	4.989%	4/10/2034	7,680	7,829
	BP Capital Markets America Inc.	5.227%	11/17/2034	15,297	15,808
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	5,100	5,741
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	3,158	3,417
[3]	Canadian Natural Resources Ltd.	5.400%	12/15/2034	8,797	8,967
	Cenovus Energy Inc.	2.650%	1/15/2032	4,650	4,113
	Cheniere Energy Inc.	5.650%	4/15/2034	13,724	14,139
	Cheniere Energy Partners LP	4.000%	3/1/2031	17,135	16,534
	Cheniere Energy Partners LP	3.250%	1/31/2032	17,287	15,760
	Cheniere Energy Partners LP	5.950%	6/30/2033	10,023	10,607
	Cheniere Energy Partners LP	5.750%	8/15/2034	9,250	9,620
	Chevron USA Inc.	4.300%	10/15/2030	4,830	4,856
	Chevron USA Inc.	4.819%	4/15/2032	3,049	3,136
	Chevron USA Inc.	4.500%	10/15/2032	12,748	12,853
	Chevron USA Inc.	4.980%	4/15/2035	2,559	2,625
	Chevron USA Inc.	4.850%	10/15/2035	12,675	12,823
	ConocoPhillips	2.400%	2/15/2031	3,845	3,467
	ConocoPhillips	5.900%	10/15/2032	1,766	1,923
	ConocoPhillips Co.	4.850%	1/15/2032	12,792	13,083
	ConocoPhillips Co.	5.000%	1/15/2035	15,733	15,926
	Coterra Energy Inc.	5.600%	3/15/2034	5,310	5,454
	Coterra Energy Inc.	5.400%	2/15/2035	5,595	5,646
	DCP Midstream Operating LP	3.250%	2/15/2032	6,624	6,033
	Devon Energy Corp.	5.200%	9/15/2034	8,580	8,544
	Diamondback Energy Inc.	3.125%	3/24/2031	11,388	10,586
	Diamondback Energy Inc.	6.250%	3/15/2033	8,786	9,463
	Diamondback Energy Inc.	5.400%	4/18/2034	11,300	11,549
	Diamondback Energy Inc.	5.550%	4/1/2035	14,857	15,256
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	6,788	7,143
	Enbridge Inc.	6.200%	11/15/2030	7,445	8,032
	Enbridge Inc.	5.700%	3/8/2033	22,735	23,932
	Enbridge Inc.	2.500%	8/1/2033	10,960	9,327
	Enbridge Inc.	5.625%	4/5/2034	12,036	12,567
	Enbridge Inc.	5.550%	6/20/2035	9,962	10,277
	Enbridge Inc.	7.200%	6/27/2054	6,380	6,782
	Energy Transfer LP	6.400%	12/1/2030	5,740	6,220
	Energy Transfer LP	5.750%	2/15/2033	16,591	17,398
	Energy Transfer LP	6.550%	12/1/2033	28,547	31,249
	Energy Transfer LP	5.600%	9/1/2034	8,680	8,911
	Energy Transfer LP	4.900%	3/15/2035	4,780	4,657
	Energy Transfer LP	5.700%	4/1/2035	11,188	11,557
	Enterprise Products Operating LLC	4.600%	1/15/2031	9,945	10,053
	Enterprise Products Operating LLC	5.350%	1/31/2033	8,031	8,395
[2]	Enterprise Products Operating LLC	6.875%	3/1/2033	5,944	6,738
	Enterprise Products Operating LLC	4.850%	1/31/2034	8,089	8,161
[2]	Enterprise Products Operating LLC	6.650%	10/15/2034	2,300	2,615
	Enterprise Products Operating LLC	4.950%	2/15/2035	7,390	7,455
	EOG Resources Inc.	5.000%	7/15/2032	16,099	16,471
	EQT Corp.	4.750%	1/15/2031	11,020	10,993
	EQT Corp.	5.750%	2/1/2034	8,850	9,264
	Expand Energy Corp.	4.750%	2/1/2032	9,390	9,231
	Expand Energy Corp.	5.700%	1/15/2035	9,285	9,540
	Exxon Mobil Corp.	2.610%	10/15/2030	19,515	18,212
	Helmerich & Payne Inc.	2.900%	9/29/2031	3,771	3,332
	Helmerich & Payne Inc.	5.500%	12/1/2034	4,705	4,609
	Hess Corp.	7.300%	8/15/2031	7,792	8,976
	Hess Corp.	7.125%	3/15/2033	4,375	5,077
	HF Sinclair Corp.	4.500%	10/1/2030	3,808	3,751
	HF Sinclair Corp.	5.750%	1/15/2031	6,890	7,134
	HF Sinclair Corp.	5.500%	9/1/2032	3,482	3,539
	HF Sinclair Corp.	6.250%	1/15/2035	6,600	6,897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Energy Partners LP	7.300%	8/15/2033	1,064	1,219
	Kinder Morgan Inc.	2.000%	2/15/2031	9,390	8,320
[2]	Kinder Morgan Inc.	7.800%	8/1/2031	2,279	2,643
[2]	Kinder Morgan Inc.	7.750%	1/15/2032	4,789	5,570
	Kinder Morgan Inc.	4.800%	2/1/2033	6,690	6,693
	Kinder Morgan Inc.	5.200%	6/1/2033	21,594	22,132
	Kinder Morgan Inc.	5.400%	2/1/2034	7,120	7,341
	Kinder Morgan Inc.	5.300%	12/1/2034	3,850	3,927
	Kinder Morgan Inc.	5.850%	6/1/2035	4,385	4,616
	Marathon Petroleum Corp.	5.700%	3/1/2035	13,970	14,422
	MPLX LP	4.950%	9/1/2032	8,815	8,847
	MPLX LP	5.000%	3/1/2033	9,535	9,543
	MPLX LP	5.500%	6/1/2034	7,740	7,891
	MPLX LP	5.400%	4/1/2035	9,152	9,230
	MPLX LP	5.400%	9/15/2035	11,525	11,553
	Occidental Petroleum Corp.	6.125%	1/1/2031	11,144	11,724
	Occidental Petroleum Corp.	7.500%	5/1/2031	9,867	11,069
	Occidental Petroleum Corp.	7.875%	9/15/2031	7,048	8,018
	Occidental Petroleum Corp.	5.550%	10/1/2034	12,350	12,523
	ONEOK Inc.	5.800%	11/1/2030	4,878	5,141
	ONEOK Inc.	6.350%	1/15/2031	3,890	4,184
	ONEOK Inc.	4.750%	10/15/2031	8,064	8,064
	ONEOK Inc.	4.950%	10/15/2032	5,079	5,082
	ONEOK Inc.	6.100%	11/15/2032	7,788	8,344
	ONEOK Inc.	6.050%	9/1/2033	13,898	14,736
	ONEOK Inc.	5.650%	9/1/2034	9,719	9,988
	ONEOK Inc.	5.050%	11/1/2034	13,332	13,154
	ONEOK Inc.	5.400%	10/15/2035	5,500	5,525
	Ovintiv Inc.	7.200%	11/1/2031	3,474	3,835
	Ovintiv Inc.	7.375%	11/1/2031	5,380	5,994
	Ovintiv Inc.	6.250%	7/15/2033	9,542	10,061
	Ovintiv Inc.	6.500%	8/15/2034	4,910	5,242
	Patterson-UTI Energy Inc.	7.150%	10/1/2033	4,277	4,532
	Phillips 66	2.150%	12/15/2030	9,956	8,889
	Phillips 66 Co.	5.250%	6/15/2031	9,188	9,532
	Phillips 66 Co.	5.300%	6/30/2033	8,275	8,512
	Phillips 66 Co.	4.950%	3/15/2035	2,266	2,244
[2]	Phillips 66 Co.	5.875%	3/15/2056	5,239	5,200
	Pioneer Natural Resources Co.	2.150%	1/15/2031	7,148	6,428
	Plains All American Pipeline LP	4.700%	1/15/2031	5,760	5,772
	Plains All American Pipeline LP	5.700%	9/15/2034	6,333	6,528
	Plains All American Pipeline LP	5.950%	6/15/2035	7,516	7,850
[2]	Shell Finance US Inc.	4.125%	5/11/2035	12,300	11,810
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	12,970	13,040
	Suncor Energy Inc.	7.150%	2/1/2032	5,245	5,888
	Suncor Energy Inc.	5.950%	12/1/2034	4,855	5,113
	Targa Resources Corp.	4.200%	2/1/2033	8,640	8,212
	Targa Resources Corp.	6.125%	3/15/2033	10,555	11,233
	Targa Resources Corp.	6.500%	3/30/2034	5,655	6,157
	Targa Resources Corp.	5.500%	2/15/2035	6,630	6,751
	Targa Resources Corp.	5.550%	8/15/2035	6,952	7,092
	Targa Resources Partners LP	4.875%	2/1/2031	8,575	8,603
	Targa Resources Partners LP	4.000%	1/15/2032	8,380	7,961
	TotalEnergies Capital SA	5.150%	4/5/2034	11,515	11,946
	TotalEnergies Capital SA	4.724%	9/10/2034	14,963	15,063
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	12,325	12,014
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	4,667	4,828
	Valero Energy Corp.	7.500%	4/15/2032	4,335	5,016
	Viper Energy Partners LLC	5.700%	8/1/2035	9,540	9,707
	Western Midstream Operating LP	6.150%	4/1/2033	5,907	6,244
	Western Midstream Operating LP	5.450%	11/15/2034	8,730	8,737
	Williams Cos. Inc.	3.500%	11/15/2030	11,085	10,597
	Williams Cos. Inc.	2.600%	3/15/2031	14,458	13,129
	Williams Cos. Inc.	8.750%	3/15/2032	2,954	3,585
	Williams Cos. Inc.	4.650%	8/15/2032	7,744	7,736

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	5.650%	3/15/2033	5,890	6,192
	Williams Cos. Inc.	5.150%	3/15/2034	12,735	12,942
	Williams Cos. Inc.	5.600%	3/15/2035	8,695	9,030
	Woodside Finance Ltd.	5.700%	5/19/2032	4,613	4,789
	Woodside Finance Ltd.	5.100%	9/12/2034	3,775	3,742
	Woodside Finance Ltd.	6.000%	5/19/2035	17,770	18,548
					1,232,239
Financials (11.9%)
[4]	AerCap Ireland Capital DAC	4.375%	11/15/2030	2,803	2,790
	AerCap Ireland Capital DAC	3.300%	1/30/2032	51,305	47,285
	AerCap Ireland Capital DAC	3.400%	10/29/2033	16,863	15,166
	AerCap Ireland Capital DAC	5.300%	1/19/2034	1,300	1,328
	AerCap Ireland Capital DAC	4.950%	9/10/2034	9,795	9,757
[4]	AerCap Ireland Capital DAC	5.000%	11/15/2035	1,077	1,067
	AerCap Ireland Capital DAC	6.500%	1/31/2056	4,100	4,229
	Affiliated Managers Group Inc.	5.500%	8/20/2034	4,425	4,535
	Air Lease Corp.	3.125%	12/1/2030	10,603	9,803
[2]	Air Lease Corp.	5.200%	7/15/2031	9,255	9,430
	Allstate Corp.	1.450%	12/15/2030	7,052	6,088
	Allstate Corp.	5.250%	3/30/2033	7,301	7,572
	Allstate Corp.	5.350%	6/1/2033	3,490	3,638
	Allstate Corp.	5.550%	5/9/2035	5,375	5,630
[2]	Ally Financial Inc.	8.000%	11/1/2031	23,504	26,805
	Ally Financial Inc.	6.184%	7/26/2035	3,678	3,794
	American Express Co.	6.489%	10/30/2031	11,280	12,360
	American Express Co.	4.989%	5/26/2033	9,723	9,906
	American Express Co.	4.918%	7/20/2033	18,765	19,085
	American Express Co.	4.420%	8/3/2033	9,959	9,869
	American Express Co.	5.043%	5/1/2034	12,410	12,726
	American Express Co.	5.625%	7/28/2034	6,426	6,730
	American Express Co.	5.284%	7/26/2035	16,061	16,576
	American Express Co.	5.442%	1/30/2036	8,919	9,264
	American Express Co.	5.667%	4/25/2036	18,815	19,930
	American Financial Group Inc.	5.000%	9/23/2035	2,143	2,098
	American International Group Inc.	5.125%	3/27/2033	8,391	8,625
	American International Group Inc.	3.875%	1/15/2035	4,345	4,037
	American International Group Inc.	5.450%	5/7/2035	5,395	5,620
	American National Group Inc.	6.000%	7/15/2035	6,080	6,211
	Ameriprise Financial Inc.	4.500%	5/13/2032	2,724	2,736
	Ameriprise Financial Inc.	5.150%	5/15/2033	7,058	7,315
	Ameriprise Financial Inc.	5.200%	4/15/2035	6,540	6,666
	Aon Corp.	2.600%	12/2/2031	6,790	6,112
	Aon Corp.	5.000%	9/12/2032	5,485	5,642
	Aon Corp.	5.350%	2/28/2033	4,537	4,737
	Aon North America Inc.	5.300%	3/1/2031	9,195	9,586
	Aon North America Inc.	5.450%	3/1/2034	10,804	11,255
	Apollo Debt Solutions BDC	6.700%	7/29/2031	8,595	9,108
[3]	Apollo Debt Solutions BDC	6.550%	3/15/2032	4,040	4,238
	Apollo Global Management Inc.	6.375%	11/15/2033	4,360	4,814
	Apollo Global Management Inc.	5.150%	8/12/2035	8,264	8,303
	Apollo Global Management Inc.	6.000%	12/15/2054	4,690	4,676
	Ares Capital Corp.	5.100%	1/15/2031	8,100	8,039
	Ares Capital Corp.	3.200%	11/15/2031	6,563	5,881
[2]	Ares Capital Corp.	5.800%	3/8/2032	6,125	6,240
[3]	Ares Strategic Income Fund	5.150%	1/15/2031	5,350	5,286
	Ares Strategic Income Fund	6.200%	3/21/2032	6,475	6,692
	Arthur J Gallagher & Co.	2.400%	11/9/2031	4,742	4,214
	Arthur J Gallagher & Co.	5.000%	2/15/2032	2,125	2,167
	Arthur J Gallagher & Co.	5.500%	3/2/2033	5,275	5,488
	Arthur J Gallagher & Co.	6.500%	2/15/2034	2,550	2,826
	Arthur J Gallagher & Co.	5.450%	7/15/2034	4,525	4,683
	Arthur J Gallagher & Co.	5.150%	2/15/2035	14,184	14,351
	Assured Guaranty US Holdings Inc.	3.150%	6/15/2031	3,628	3,407
	Athene Holding Ltd.	3.500%	1/15/2031	8,784	8,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Athene Holding Ltd.	5.875%	1/15/2034	13,001	13,597
	Athene Holding Ltd.	6.625%	10/15/2054	5,455	5,528
	Athene Holding Ltd.	6.875%	6/28/2055	5,000	5,123
	AXA SA	8.600%	12/15/2030	5,815	6,917
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	8,678	10,075
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	5,920	6,304
	Banco Santander SA	2.749%	12/3/2030	14,015	12,711
	Banco Santander SA	2.958%	3/25/2031	6,782	6,280
	Banco Santander SA	5.439%	7/15/2031	14,559	15,285
	Banco Santander SA	3.225%	11/22/2032	9,200	8,374
	Banco Santander SA	6.921%	8/8/2033	15,146	16,852
	Banco Santander SA	6.938%	11/7/2033	11,501	13,178
	Banco Santander SA	6.350%	3/14/2034	11,630	12,478
	Banco Santander SA	6.033%	1/17/2035	9,315	10,011
[2]	Bank of America Corp.	1.922%	10/24/2031	28,612	25,400
[2]	Bank of America Corp.	2.651%	3/11/2032	20,149	18,364
	Bank of America Corp.	2.687%	4/22/2032	47,490	43,258
	Bank of America Corp.	2.299%	7/21/2032	19,335	17,148
[2]	Bank of America Corp.	2.972%	2/4/2033	50,516	45,997
	Bank of America Corp.	4.571%	4/27/2033	33,483	33,416
[2]	Bank of America Corp.	5.015%	7/22/2033	35,554	36,344
	Bank of America Corp.	5.288%	4/25/2034	42,256	43,714
	Bank of America Corp.	5.872%	9/15/2034	36,598	39,214
	Bank of America Corp.	5.468%	1/23/2035	41,318	43,168
[2]	Bank of America Corp.	5.425%	8/15/2035	9,685	9,885
	Bank of America Corp.	5.518%	10/25/2035	37,871	38,846
	Bank of America Corp.	5.511%	1/24/2036	46,106	48,185
	Bank of America Corp.	5.744%	2/12/2036	23,365	24,330
	Bank of America Corp.	5.464%	5/9/2036	8,666	9,046
	Bank of America Corp.	2.482%	9/21/2036	22,469	19,516
	Bank of America Corp.	3.846%	3/8/2037	22,454	20,988
	Bank of Montreal	5.511%	6/4/2031	10,343	10,893
	Bank of Montreal	3.088%	1/10/2037	9,404	8,375
[2]	Bank of New York Mellon Corp.	1.800%	7/28/2031	4,475	3,939
	Bank of New York Mellon Corp.	2.500%	1/26/2032	5,584	5,025
	Bank of New York Mellon Corp.	5.060%	7/22/2032	7,275	7,513
[2]	Bank of New York Mellon Corp.	4.289%	6/13/2033	10,225	10,062
[2]	Bank of New York Mellon Corp.	5.834%	10/25/2033	25,817	27,810
	Bank of New York Mellon Corp.	4.706%	2/1/2034	7,025	7,051
[2]	Bank of New York Mellon Corp.	4.967%	4/26/2034	6,579	6,706
[2]	Bank of New York Mellon Corp.	6.474%	10/25/2034	6,765	7,538
[2]	Bank of New York Mellon Corp.	5.188%	3/14/2035	11,120	11,451
	Bank of New York Mellon Corp.	5.225%	11/20/2035	7,750	7,994
	Bank of New York Mellon Corp.	5.316%	6/6/2036	5,115	5,292
	Bank of New York Mellon Corp.	5.606%	7/21/2039	1,915	2,006
	Bank of Nova Scotia	2.150%	8/1/2031	5,406	4,793
	Bank of Nova Scotia	2.450%	2/2/2032	6,672	5,924
	Bank of Nova Scotia	4.740%	11/10/2032	5,633	5,695
	Bank of Nova Scotia	5.650%	2/1/2034	7,850	8,353
	Bank of Nova Scotia	4.588%	5/4/2037	12,239	11,846
	Barclays plc	2.667%	3/10/2032	6,822	6,170
	Barclays plc	2.894%	11/24/2032	13,436	12,100
	Barclays plc	5.746%	8/9/2033	4,411	4,633
	Barclays plc	7.437%	11/2/2033	17,167	19,699
	Barclays plc	6.224%	5/9/2034	17,610	18,936
	Barclays plc	7.119%	6/27/2034	14,020	15,683
	Barclays plc	6.692%	9/13/2034	15,080	16,680
	Barclays plc	5.335%	9/10/2035	19,442	19,729
	Barclays plc	5.785%	2/25/2036	20,789	21,686
	Berkshire Hathaway Finance Corp.	1.450%	10/15/2030	6,717	5,942
	Berkshire Hathaway Finance Corp.	2.875%	3/15/2032	2,335	2,184
	BlackRock Funding Inc.	5.000%	3/14/2034	11,339	11,688
	Blackrock Inc.	1.900%	1/28/2031	10,332	9,214
	Blackrock Inc.	2.100%	2/25/2032	7,432	6,514
	Blackrock Inc.	4.750%	5/25/2033	11,588	11,844

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Blackstone Private Credit Fund	6.250%	1/25/2031	3,135	3,276
	Blackstone Private Credit Fund	6.000%	1/29/2032	14,580	15,043
	Blackstone Private Credit Fund	6.000%	11/22/2034	3,569	3,656
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	9,796	9,880
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	6,501	6,831
	Blue Owl Finance LLC	3.125%	6/10/2031	5,800	5,281
	Blue Owl Finance LLC	4.375%	2/15/2032	3,300	3,157
	Blue Owl Finance LLC	6.250%	4/18/2034	8,970	9,413
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	6,280	6,569
	Brookfield Capital Finance LLC	6.087%	6/14/2033	6,934	7,468
	Brookfield Finance I UK plc	2.340%	1/30/2032	5,907	5,163
	Brookfield Finance Inc.	2.724%	4/15/2031	6,319	5,768
	Brookfield Finance Inc.	6.350%	1/5/2034	5,869	6,401
	Brookfield Finance Inc.	5.675%	1/15/2035	3,565	3,710
	Brown & Brown Inc.	2.375%	3/15/2031	6,694	5,957
	Brown & Brown Inc.	4.200%	3/17/2032	5,815	5,618
	Brown & Brown Inc.	5.650%	6/11/2034	5,222	5,417
	Brown & Brown Inc.	5.550%	6/23/2035	8,770	9,018
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	10,442	9,908
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	10,856	11,811
[2]	Capital One Financial Corp.	7.624%	10/30/2031	8,489	9,602
	Capital One Financial Corp.	2.359%	7/29/2032	10,282	8,873
	Capital One Financial Corp.	6.700%	11/29/2032	8,466	9,345
	Capital One Financial Corp.	5.268%	5/10/2033	9,958	10,184
	Capital One Financial Corp.	5.817%	2/1/2034	20,242	21,230
	Capital One Financial Corp.	6.377%	6/8/2034	21,893	23,660
	Capital One Financial Corp.	7.964%	11/2/2034	8,575	10,129
	Capital One Financial Corp.	6.051%	2/1/2035	5,980	6,341
	Capital One Financial Corp.	5.884%	7/26/2035	6,567	6,884
	Capital One Financial Corp.	6.183%	1/30/2036	15,625	16,222
	Capital One Financial Corp.	5.197%	9/11/2036	13,025	12,882
	Carlyle Group Inc.	5.050%	9/19/2035	5,000	4,963
[4]	Carlyle Secured Lending Inc.	5.750%	2/15/2031	3,900	3,877
	Cboe Global Markets Inc.	1.625%	12/15/2030	6,765	5,944
	Charles Schwab Corp.	2.300%	5/13/2031	18,729	16,862
	Charles Schwab Corp.	2.900%	3/3/2032	12,990	11,836
	Charles Schwab Corp.	5.853%	5/19/2034	9,172	9,816
	Charles Schwab Corp.	6.136%	8/24/2034	13,529	14,733
	Chubb INA Holdings LLC	5.000%	3/15/2034	16,920	17,348
	Chubb INA Holdings LLC	4.900%	8/15/2035	11,118	11,182
	CI Financial Corp.	3.200%	12/17/2030	2,823	2,534
[2]	Citibank NA	5.570%	4/30/2034	19,940	21,132
	Citigroup Inc.	2.561%	5/1/2032	7,816	7,045
	Citigroup Inc.	6.625%	6/15/2032	7,580	8,400
	Citigroup Inc.	3.057%	1/25/2033	22,897	20,858
	Citigroup Inc.	3.785%	3/17/2033	46,729	44,383
	Citigroup Inc.	4.910%	5/24/2033	14,291	14,437
	Citigroup Inc.	6.000%	10/31/2033	2,274	2,444
	Citigroup Inc.	6.270%	11/17/2033	21,864	23,853
	Citigroup Inc.	6.174%	5/25/2034	38,912	41,420
	Citigroup Inc.	5.827%	2/13/2035	22,729	23,594
	Citigroup Inc.	5.449%	6/11/2035	13,898	14,408
	Citigroup Inc.	6.020%	1/24/2036	19,825	20,788
[2]	Citigroup Inc.	5.333%	3/27/2036	25,988	26,580
	Citigroup Inc.	5.174%	9/11/2036	12,382	12,506
	Citigroup Inc.	5.411%	9/19/2039	11,615	11,671
	Citizens Financial Group Inc.	5.718%	7/23/2032	14,262	14,898
	Citizens Financial Group Inc.	2.638%	9/30/2032	2,922	2,495
	Citizens Financial Group Inc.	6.645%	4/25/2035	10,138	11,147
	Citizens Financial Group Inc.	5.641%	5/21/2037	4,210	4,259
	CME Group Inc.	2.650%	3/15/2032	6,926	6,293
	CNA Financial Corp.	5.500%	6/15/2033	3,288	3,411
	CNA Financial Corp.	5.125%	2/15/2034	8,558	8,637
	CNA Financial Corp.	5.200%	8/15/2035	4,445	4,455
	CNO Financial Group Inc.	6.450%	6/15/2034	7,063	7,499

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comerica Bank	5.332%	8/25/2033	4,405	4,400
[2,4]	Commonwealth Bank of Australia	4.150%	10/1/2030	2,450	2,449
	Corebridge Financial Inc.	3.900%	4/5/2032	17,559	16,756
	Corebridge Financial Inc.	6.050%	9/15/2033	3,230	3,453
	Corebridge Financial Inc.	5.750%	1/15/2034	10,826	11,389
	Corebridge Financial Inc.	6.375%	9/15/2054	6,973	7,156
	Credit Suisse USA LLC	7.125%	7/15/2032	9,999	11,488
	Deutsche Bank AG	3.729%	1/14/2032	10,079	9,444
	Deutsche Bank AG	3.035%	5/28/2032	2,046	1,868
	Deutsche Bank AG	3.742%	1/7/2033	14,425	13,300
	Deutsche Bank AG	7.079%	2/10/2034	12,223	13,432
	Deutsche Bank AG	5.403%	9/11/2035	9,330	9,506
	Enstar Group Ltd.	4.950%	6/1/2029	1	1
	Enstar Group Ltd.	3.100%	9/1/2031	5,865	5,243
	Equitable Holdings Inc.	5.594%	1/11/2033	4,485	4,723
	Equitable Holdings Inc.	6.700%	3/28/2055	3,965	4,145
	F&G Annuities & Life Inc.	6.250%	10/4/2034	4,455	4,546
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	7,055	6,662
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	5,640	5,867
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	6,395	6,802
[3]	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	3,030	3,142
	Fifth Third Bancorp	5.631%	1/29/2032	12,614	13,220
	Fifth Third Bancorp	4.337%	4/25/2033	6,806	6,634
	First American Financial Corp.	2.400%	8/15/2031	5,562	4,846
	First American Financial Corp.	5.450%	9/30/2034	5,055	5,069
	First Citizens BancShares Inc.	6.254%	3/12/2040	6,064	6,147
[3,4]	Franklin BSP Capital Corp.	6.000%	10/2/2030	2,500	2,475
	Franklin Resources Inc.	1.600%	10/30/2030	9,333	8,153
	GATX Corp.	4.900%	3/15/2033	3,280	3,302
	GATX Corp.	5.450%	9/15/2033	6,430	6,629
	GATX Corp.	6.050%	3/15/2034	2,480	2,658
	GATX Corp.	6.900%	5/1/2034	2,035	2,291
	GATX Corp.	5.500%	6/15/2035	4,375	4,511
	Goldman Sachs Group Inc.	1.992%	1/27/2032	28,148	24,832
	Goldman Sachs Group Inc.	2.615%	4/22/2032	37,894	34,350
	Goldman Sachs Group Inc.	2.383%	7/21/2032	40,085	35,755
	Goldman Sachs Group Inc.	2.650%	10/21/2032	37,641	33,852
	Goldman Sachs Group Inc.	6.125%	2/15/2033	7,237	7,971
	Goldman Sachs Group Inc.	3.102%	2/24/2033	32,947	30,221
	Goldman Sachs Group Inc.	6.561%	10/24/2034	3,852	4,313
	Goldman Sachs Group Inc.	5.851%	4/25/2035	7,610	8,104
	Goldman Sachs Group Inc.	5.330%	7/23/2035	53,262	54,822
	Goldman Sachs Group Inc.	5.016%	10/23/2035	28,315	28,507
	Goldman Sachs Group Inc.	5.536%	1/28/2036	16,838	17,590
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	4,975	5,111
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	9,112	9,275
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	4,405	4,543
	Hanover Insurance Group Inc.	5.500%	9/1/2035	4,300	4,349
[3]	HPS Corporate Lending Fund	5.450%	11/15/2030	4,557	4,553
	HPS Corporate Lending Fund	5.950%	4/14/2032	5,755	5,853
	HSBC Holdings plc	2.804%	5/24/2032	21,507	19,483
	HSBC Holdings plc	2.871%	11/22/2032	28,005	25,228
	HSBC Holdings plc	4.762%	3/29/2033	15,538	15,472
	HSBC Holdings plc	5.402%	8/11/2033	28,213	29,268
	HSBC Holdings plc	8.113%	11/3/2033	17,130	20,096
	HSBC Holdings plc	6.254%	3/9/2034	16,793	18,281
	HSBC Holdings plc	6.547%	6/20/2034	18,221	19,653
	HSBC Holdings plc	7.399%	11/13/2034	17,382	19,792
	HSBC Holdings plc	5.719%	3/4/2035	13,379	14,106
	HSBC Holdings plc	5.874%	11/18/2035	15,494	16,025
	HSBC Holdings plc	5.450%	3/3/2036	24,092	24,890
	HSBC Holdings plc	5.790%	5/13/2036	17,132	18,057
	HSBC Holdings plc	5.741%	9/10/2036	12,984	13,223
	Huntington Bancshares Inc.	5.023%	5/17/2033	4,507	4,534
	Huntington Bancshares Inc.	5.709%	2/2/2035	5,310	5,531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington Bancshares Inc.	2.487%	8/15/2036	9,949	8,511
	Huntington Bancshares Inc.	6.141%	11/18/2039	6,668	6,938
	ING Groep NV	2.727%	4/1/2032	2,707	2,475
	ING Groep NV	4.252%	3/28/2033	10,837	10,600
	ING Groep NV	6.114%	9/11/2034	9,484	10,247
	ING Groep NV	5.550%	3/19/2035	10,945	11,372
	ING Groep NV	5.525%	3/25/2036	8,120	8,430
	Intercontinental Exchange Inc.	3.100%	9/15/2027	1	1
	Intercontinental Exchange Inc.	1.850%	9/15/2032	18,024	15,242
	Intercontinental Exchange Inc.	4.600%	3/15/2033	12,503	12,584
	Jackson Financial Inc.	3.125%	11/23/2031	5,268	4,768
	Janus Henderson US Holdings Inc.	5.450%	9/10/2034	3,520	3,560
	Jefferies Financial Group Inc.	2.625%	10/15/2031	11,546	10,268
	Jefferies Financial Group Inc.	2.750%	10/15/2032	2,205	1,918
	Jefferies Financial Group Inc.	6.200%	4/14/2034	12,985	13,794
[2]	JPMorgan Chase & Co.	8.750%	9/1/2030	1,862	2,215
	JPMorgan Chase & Co.	1.764%	11/19/2031	11,860	10,467
	JPMorgan Chase & Co.	1.953%	2/4/2032	38,525	34,056
	JPMorgan Chase & Co.	2.580%	4/22/2032	20,220	18,378
	JPMorgan Chase & Co.	2.545%	11/8/2032	27,245	24,444
	JPMorgan Chase & Co.	2.963%	1/25/2033	33,104	30,265
	JPMorgan Chase & Co.	4.586%	4/26/2033	19,488	19,527
	JPMorgan Chase & Co.	4.912%	7/25/2033	40,292	41,092
	JPMorgan Chase & Co.	5.717%	9/14/2033	30,545	32,322
	JPMorgan Chase & Co.	5.350%	6/1/2034	37,302	38,854
	JPMorgan Chase & Co.	6.254%	10/23/2034	26,516	29,192
	JPMorgan Chase & Co.	5.336%	1/23/2035	29,447	30,567
	JPMorgan Chase & Co.	5.766%	4/22/2035	22,000	23,443
	JPMorgan Chase & Co.	5.294%	7/22/2035	24,057	24,856
	JPMorgan Chase & Co.	4.946%	10/22/2035	31,816	32,085
	JPMorgan Chase & Co.	5.502%	1/24/2036	35,122	36,753
	JPMorgan Chase & Co.	5.572%	4/22/2036	24,034	25,354
	JPMorgan Chase & Co.	5.576%	7/23/2036	33,851	35,120
	Kemper Corp.	3.800%	2/23/2032	3,595	3,319
[2]	KeyBank NA	4.900%	8/8/2032	7,702	7,642
	KeyBank NA	5.000%	1/26/2033	10,480	10,544
[2]	KeyCorp	4.789%	6/1/2033	9,433	9,404
	KeyCorp	6.401%	3/6/2035	4,244	4,605
	KKR & Co. Inc.	5.100%	8/7/2035	6,100	6,113
	Lazard Group LLC	6.000%	3/15/2031	4,360	4,607
	Lazard Group LLC	5.625%	8/1/2035	3,106	3,157
	Lincoln National Corp.	3.400%	1/15/2031	3,442	3,251
	Lloyds Banking Group plc	4.976%	8/11/2033	10,251	10,391
	Lloyds Banking Group plc	7.953%	11/15/2033	8,598	10,016
	Lloyds Banking Group plc	5.679%	1/5/2035	17,645	18,503
	Lloyds Banking Group plc	5.590%	11/26/2035	7,100	7,373
	Lloyds Banking Group plc	6.068%	6/13/2036	10,710	11,260
	LPL Holdings Inc.	6.000%	5/20/2034	4,091	4,280
	LPL Holdings Inc.	5.650%	3/15/2035	3,580	3,646
	LPL Holdings Inc.	5.750%	6/15/2035	4,200	4,309
	M&T Bank Corp.	6.082%	3/13/2032	8,582	9,121
	M&T Bank Corp.	5.053%	1/27/2034	11,371	11,399
[2]	M&T Bank Corp.	5.385%	1/16/2036	8,450	8,567
	Manulife Financial Corp.	3.703%	3/16/2032	6,639	6,359
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	4,903	4,444
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	13,369	13,675
	Marsh & McLennan Cos. Inc.	2.375%	12/15/2031	5,363	4,771
	Marsh & McLennan Cos. Inc.	5.750%	11/1/2032	5,637	6,052
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	6,024	6,318
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	4,492	4,646
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	16,927	17,126
	Mastercard Inc.	1.900%	3/15/2031	4,402	3,922
	Mastercard Inc.	2.000%	11/18/2031	9,187	8,114
	Mastercard Inc.	4.350%	1/15/2032	12,350	12,400
	Mastercard Inc.	4.950%	3/15/2032	6,100	6,318

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mastercard Inc.	4.850%	3/9/2033	3,970	4,078
	Mastercard Inc.	4.875%	5/9/2034	6,145	6,292
	Mastercard Inc.	4.550%	1/15/2035	13,925	13,893
	MetLife Inc.	6.500%	12/15/2032	5,681	6,426
	MetLife Inc.	5.375%	7/15/2033	9,449	9,952
	MetLife Inc.	5.300%	12/15/2034	13,308	13,850
	MetLife Inc.	5.700%	6/15/2035	9,376	10,040
[2]	MetLife Inc.	6.350%	3/15/2055	8,725	9,295
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	36,426	32,292
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	9,830	8,886
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	19,240	19,766
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	11,629	12,168
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	9,332	9,767
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	17,320	18,020
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	5,223	5,465
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	12,675	13,305
	Mizuho Financial Group Inc.	2.564%	9/13/2031	7,323	6,483
	Mizuho Financial Group Inc.	2.260%	7/9/2032	1,911	1,685
	Mizuho Financial Group Inc.	5.669%	9/13/2033	7,106	7,511
	Mizuho Financial Group Inc.	5.754%	5/27/2034	9,210	9,774
	Mizuho Financial Group Inc.	5.748%	7/6/2034	13,640	14,482
	Mizuho Financial Group Inc.	5.579%	5/26/2035	4,658	4,872
	Mizuho Financial Group Inc.	5.323%	7/8/2036	19,949	20,484
[2]	Morgan Stanley	1.794%	2/13/2032	25,747	22,445
[2]	Morgan Stanley	1.928%	4/28/2032	20,054	17,498
[2]	Morgan Stanley	2.239%	7/21/2032	26,312	23,233
[2]	Morgan Stanley	2.511%	10/20/2032	16,919	15,084
	Morgan Stanley	2.943%	1/21/2033	10,548	9,596
	Morgan Stanley	4.889%	7/20/2033	20,048	20,331
	Morgan Stanley	6.342%	10/18/2033	34,300	37,683
[2]	Morgan Stanley	5.250%	4/21/2034	28,538	29,416
[2]	Morgan Stanley	5.424%	7/21/2034	36,502	38,026
	Morgan Stanley	6.627%	11/1/2034	15,591	17,440
	Morgan Stanley	5.466%	1/18/2035	21,335	22,217
	Morgan Stanley	5.831%	4/19/2035	20,420	21,761
	Morgan Stanley	5.320%	7/19/2035	23,065	23,771
	Morgan Stanley	5.587%	1/18/2036	44,433	46,526
	Morgan Stanley	5.664%	4/17/2036	20,664	21,804
	Morgan Stanley	2.484%	9/16/2036	28,621	24,874
	Morgan Stanley	5.297%	4/20/2037	20,715	21,024
	Morgan Stanley	5.948%	1/19/2038	20,990	21,990
	Morgan Stanley	5.942%	2/7/2039	11,320	11,860
	Nasdaq Inc.	1.650%	1/15/2031	5,233	4,580
	Nasdaq Inc.	5.550%	2/15/2034	10,279	10,790
	NatWest Group plc	6.016%	3/2/2034	15,819	16,964
	NatWest Group plc	5.778%	3/1/2035	7,271	7,668
[2]	NatWest Group plc	3.032%	11/28/2035	5,608	5,128
	Nomura Holdings Inc.	2.608%	7/14/2031	8,938	8,025
	Nomura Holdings Inc.	2.999%	1/22/2032	5,001	4,521
	Nomura Holdings Inc.	6.181%	1/18/2033	4,675	5,053
	Nomura Holdings Inc.	5.783%	7/3/2034	18,920	20,006
	Nomura Holdings Inc.	5.491%	6/29/2035	6,780	6,980
	Nomura Holdings Inc.	5.043%	6/10/2036	6,930	6,895
	Northern Trust Corp.	6.125%	11/2/2032	8,377	9,160
	Old Republic International Corp.	5.750%	3/28/2034	2,705	2,820
	ORIX Corp.	2.250%	3/9/2031	4,725	4,212
	ORIX Corp.	4.000%	4/13/2032	4,930	4,779
	ORIX Corp.	5.200%	9/13/2032	4,124	4,261
	ORIX Corp.	5.400%	2/25/2035	6,201	6,393
	PartnerRe Finance B LLC	4.500%	10/1/2050	4,040	3,840
	PNC Financial Services Group Inc.	4.812%	10/21/2032	5,408	5,484
	PNC Financial Services Group Inc.	4.626%	6/6/2033	4,030	4,001
	PNC Financial Services Group Inc.	6.037%	10/28/2033	21,395	23,069
	PNC Financial Services Group Inc.	5.068%	1/24/2034	16,041	16,372
	PNC Financial Services Group Inc.	5.939%	8/18/2034	8,714	9,347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	6.875%	10/20/2034	17,713	20,069
	PNC Financial Services Group Inc.	5.676%	1/22/2035	11,165	11,774
	PNC Financial Services Group Inc.	5.401%	7/23/2035	17,482	18,092
	PNC Financial Services Group Inc.	5.575%	1/29/2036	25,847	26,979
	PNC Financial Services Group Inc.	5.373%	7/21/2036	5,496	5,659
	Primerica Inc.	2.800%	11/19/2031	5,652	5,107
	Principal Financial Group Inc.	5.375%	3/15/2033	3,560	3,700
	Progressive Corp.	3.000%	3/15/2032	2,145	1,980
	Progressive Corp.	4.950%	6/15/2033	5,420	5,575
[2]	Prudential Financial Inc.	5.750%	7/15/2033	5,750	6,245
	Prudential Financial Inc.	5.200%	3/14/2035	4,400	4,523
[2]	Prudential Financial Inc.	3.700%	10/1/2050	10,009	9,328
	Prudential Financial Inc.	5.125%	3/1/2052	6,151	6,151
	Prudential Financial Inc.	6.000%	9/1/2052	9,096	9,472
	Prudential Financial Inc.	6.750%	3/1/2053	3,057	3,288
	Prudential Financial Inc.	6.500%	3/15/2054	8,850	9,469
	Prudential Funding Asia plc	3.625%	3/24/2032	3,315	3,164
	Regions Financial Corp.	5.502%	9/6/2035	8,320	8,545
	Reinsurance Group of America Inc.	6.000%	9/15/2033	3,654	3,897
	Reinsurance Group of America Inc.	5.750%	9/15/2034	3,937	4,112
	Reinsurance Group of America Inc.	6.650%	9/15/2055	6,000	6,297
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	8,246	8,658
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	6,855	7,187
[2]	Royal Bank of Canada	2.300%	11/3/2031	24,979	22,327
	Royal Bank of Canada	3.875%	5/4/2032	5,643	5,472
[2]	Royal Bank of Canada	5.000%	2/1/2033	21,605	22,303
[2]	Royal Bank of Canada	5.150%	2/1/2034	12,927	13,475
	Santander Holdings USA Inc.	7.660%	11/9/2031	6,665	7,464
	Santander Holdings USA Inc.	6.342%	5/31/2035	4,340	4,625
	Santander UK Group Holdings plc	2.896%	3/15/2032	5,775	5,278
	Santander UK Group Holdings plc	5.136%	9/22/2036	5,523	5,470
	State Street Corp.	2.200%	3/3/2031	11,500	10,268
	State Street Corp.	2.623%	2/7/2033	1,690	1,517
	State Street Corp.	4.164%	8/4/2033	6,696	6,536
	State Street Corp.	4.821%	1/26/2034	7,745	7,840
	State Street Corp.	5.159%	5/18/2034	5,115	5,300
	State Street Corp.	6.123%	11/21/2034	7,409	8,027
	State Street Corp.	5.146%	2/28/2036	11,424	11,668
	Stewart Information Services Corp.	3.600%	11/15/2031	4,215	3,774
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	4,560	4,090
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	2,703	2,830
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	14,928	13,188
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	6,880	7,195
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	14,749	15,765
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	4,164	4,234
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	9,350	9,997
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	4,755	5,104
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	14,379	15,172
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/2035	8,454	8,972
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	6,368	6,520
	Synchrony Financial	2.875%	10/28/2031	7,580	6,714
[2]	Toronto-Dominion Bank	2.000%	9/10/2031	13,987	12,414
[2]	Toronto-Dominion Bank	2.450%	1/12/2032	5,545	4,932
	Toronto-Dominion Bank	5.298%	1/30/2032	5,215	5,446
[2]	Toronto-Dominion Bank	3.200%	3/10/2032	16,140	14,979
	Toronto-Dominion Bank	4.456%	6/8/2032	15,340	15,332
	TPG Operating Group II LP	5.875%	3/5/2034	2,640	2,789
	TPG Operating Group II LP	5.375%	1/15/2036	2,000	2,006
	Travelers Cos. Inc.	5.050%	7/24/2035	1,609	1,638
	Travelers Property Casualty Corp.	6.375%	3/15/2033	3,039	3,411
[2]	Truist Financial Corp.	4.916%	7/28/2033	10,170	10,146
[2]	Truist Financial Corp.	6.123%	10/28/2033	7,830	8,432
[2]	Truist Financial Corp.	5.122%	1/26/2034	9,820	9,957
[2]	Truist Financial Corp.	5.867%	6/8/2034	15,291	16,201
[2]	Truist Financial Corp.	5.711%	1/24/2035	15,694	16,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	US Bancorp	2.677%	1/27/2033	6,160	5,508
[2]	US Bancorp	4.967%	7/22/2033	7,444	7,478
	US Bancorp	5.850%	10/21/2033	17,430	18,582
	US Bancorp	4.839%	2/1/2034	23,667	23,765
	US Bancorp	5.836%	6/12/2034	8,240	8,777
	US Bancorp	5.678%	1/23/2035	20,417	21,502
	US Bancorp	5.424%	2/12/2036	5,950	6,154
	US Bancorp	2.491%	11/3/2036	15,793	13,624
	Visa Inc.	1.100%	2/15/2031	7,870	6,779
	Voya Financial Inc.	5.000%	9/20/2034	4,735	4,706
[2]	Wells Fargo & Co.	3.350%	3/2/2033	23,818	22,167
[2]	Wells Fargo & Co.	4.897%	7/25/2033	17,606	17,885
	Wells Fargo & Co.	5.389%	4/24/2034	45,841	47,630
[2]	Wells Fargo & Co.	5.557%	7/25/2034	38,285	40,213
	Wells Fargo & Co.	6.491%	10/23/2034	19,842	22,054
	Wells Fargo & Co.	5.499%	1/23/2035	22,159	23,108
	Wells Fargo & Co.	5.211%	12/3/2035	42,358	43,282
	Wells Fargo & Co.	5.605%	4/23/2036	42,056	44,124
	Wells Fargo & Co.	4.892%	9/15/2036	3,723	3,715
	Western Union Co.	2.750%	3/15/2031	7,505	6,677
	Westpac Banking Corp.	2.150%	6/3/2031	13,157	11,830
	Westpac Banking Corp.	5.405%	8/10/2033	3,400	3,501
	Westpac Banking Corp.	6.820%	11/17/2033	5,092	5,698
	Westpac Banking Corp.	2.668%	11/15/2035	17,840	16,016
[2]	Westpac Banking Corp.	5.618%	11/20/2035	12,740	13,132
	Westpac Banking Corp.	3.020%	11/18/2036	13,315	11,879
	Willis North America Inc.	5.350%	5/15/2033	6,672	6,898
	Zions Bancorp NA	6.816%	11/19/2035	3,608	3,844
					5,751,135
Health Care (3.3%)
	AbbVie Inc.	4.950%	3/15/2031	18,429	19,045
	AbbVie Inc.	5.050%	3/15/2034	29,271	30,087
	AbbVie Inc.	4.550%	3/15/2035	14,736	14,507
	AbbVie Inc.	5.200%	3/15/2035	2,290	2,372
	AbbVie Inc.	4.500%	5/14/2035	26,422	25,910
	Adventist Health System	5.430%	3/1/2032	3,175	3,264
	Adventist Health System	5.757%	12/1/2034	4,010	4,128
	Agilent Technologies Inc.	2.300%	3/12/2031	8,110	7,281
	Agilent Technologies Inc.	4.750%	9/9/2034	5,920	5,895
	Amgen Inc.	2.300%	2/25/2031	15,344	13,814
	Amgen Inc.	2.000%	1/15/2032	10,190	8,839
	Amgen Inc.	3.350%	2/22/2032	7,089	6,653
	Amgen Inc.	4.200%	3/1/2033	5,767	5,608
	Amgen Inc.	5.250%	3/2/2033	35,707	36,990
	AstraZeneca Finance LLC	4.900%	2/26/2031	13,495	13,941
	AstraZeneca Finance LLC	4.875%	3/3/2033	5,100	5,254
	AstraZeneca Finance LLC	5.000%	2/26/2034	12,355	12,736
	AstraZeneca plc	1.375%	8/6/2030	7,402	6,518
	Banner Health	1.897%	1/1/2031	3,090	2,744
	Baxter International Inc.	1.730%	4/1/2031	10,420	8,960
	Baxter International Inc.	2.539%	2/1/2032	11,784	10,333
[2]	Baylor Scott & White Holdings	1.777%	11/15/2030	1,282	1,137
	Becton Dickinson & Co.	1.957%	2/11/2031	1,992	1,758
	Becton Dickinson & Co.	4.298%	8/22/2032	8,114	7,984
	Becton Dickinson & Co.	5.110%	2/8/2034	6,014	6,141
	Biogen Inc.	5.750%	5/15/2035	6,399	6,705
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	6,860	6,410
[2]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	2,590	2,596
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	13,717	12,017
	Bristol-Myers Squibb Co.	5.750%	2/1/2031	9,310	9,957
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	10,063	10,466
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	13,344	12,264
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	7,214	7,847
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	23,150	24,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cardinal Health Inc.	5.450%	2/15/2034	4,435	4,601
	Cardinal Health Inc.	5.350%	11/15/2034	8,909	9,157
	Cardinal Health Inc.	5.150%	9/15/2035	3,500	3,526
[2]	Cedars-Sinai Health System	2.288%	8/15/2031	2,720	2,437
	Cencora Inc.	2.700%	3/15/2031	8,556	7,847
	Cencora Inc.	5.125%	2/15/2034	3,115	3,189
	Cencora Inc.	5.150%	2/15/2035	6,845	6,982
	Centene Corp.	3.000%	10/15/2030	21,989	19,649
	Centene Corp.	2.500%	3/1/2031	16,238	13,995
	Centene Corp.	2.625%	8/1/2031	10,406	8,945
	Cigna Group	2.375%	3/15/2031	17,127	15,412
	Cigna Group	5.125%	5/15/2031	3,292	3,407
	Cigna Group	4.875%	9/15/2032	13,209	13,342
	Cigna Group	5.400%	3/15/2033	9,090	9,476
	Cigna Group	5.250%	2/15/2034	9,855	10,148
	CommonSpirit Health	2.782%	10/1/2030	4,278	3,958
	CommonSpirit Health	5.205%	12/1/2031	10,246	10,593
	CommonSpirit Health	5.318%	12/1/2034	7,425	7,557
	CVS Health Corp.	1.750%	8/21/2030	2,295	2,015
	CVS Health Corp.	5.250%	1/30/2031	8,045	8,283
	CVS Health Corp.	1.875%	2/28/2031	19,208	16,696
	CVS Health Corp.	5.550%	6/1/2031	3,830	4,006
	CVS Health Corp.	2.125%	9/15/2031	8,825	7,650
	CVS Health Corp.	5.000%	9/15/2032	4,633	4,689
	CVS Health Corp.	5.250%	2/21/2033	12,553	12,832
	CVS Health Corp.	5.300%	6/1/2033	13,093	13,394
	CVS Health Corp.	5.700%	6/1/2034	12,175	12,700
	CVS Health Corp.	5.450%	9/15/2035	15,921	16,208
	Elevance Health Inc.	2.550%	3/15/2031	10,115	9,186
	Elevance Health Inc.	4.950%	11/1/2031	11,014	11,214
	Elevance Health Inc.	4.600%	9/15/2032	7,500	7,454
	Elevance Health Inc.	5.500%	10/15/2032	7,290	7,656
	Elevance Health Inc.	4.750%	2/15/2033	8,653	8,678
	Elevance Health Inc.	5.375%	6/15/2034	9,390	9,681
	Elevance Health Inc.	5.950%	12/15/2034	1,555	1,658
	Elevance Health Inc.	5.200%	2/15/2035	13,899	14,162
	Eli Lilly & Co.	4.250%	3/15/2031	5,108	5,117
	Eli Lilly & Co.	4.900%	2/12/2032	9,950	10,281
	Eli Lilly & Co.	4.550%	10/15/2032	8,493	8,556
	Eli Lilly & Co.	4.700%	2/27/2033	4,100	4,181
	Eli Lilly & Co.	4.700%	2/9/2034	13,765	13,913
	Eli Lilly & Co.	4.600%	8/14/2034	7,859	7,887
	Eli Lilly & Co.	5.100%	2/12/2035	13,140	13,585
	Eli Lilly & Co.	4.900%	10/15/2035	7,237	7,332
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	2,275	2,313
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	16,000	17,210
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	7,175	7,436
	Gilead Sciences Inc.	5.250%	10/15/2033	10,701	11,217
	Gilead Sciences Inc.	5.100%	6/15/2035	9,762	10,030
	Gilead Sciences Inc.	4.600%	9/1/2035	9,000	8,896
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	2,794	2,946
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	8,991	9,066
	HCA Inc.	5.450%	4/1/2031	14,867	15,456
	HCA Inc.	2.375%	7/15/2031	8,567	7,599
	HCA Inc.	5.500%	3/1/2032	7,300	7,601
	HCA Inc.	3.625%	3/15/2032	19,555	18,353
	HCA Inc.	5.500%	6/1/2033	7,803	8,112
	HCA Inc.	5.600%	4/1/2034	11,947	12,406
	HCA Inc.	5.450%	9/15/2034	14,069	14,424
	HCA Inc.	5.750%	3/1/2035	17,783	18,595
	Humana Inc.	5.375%	4/15/2031	15,400	15,845
	Humana Inc.	2.150%	2/3/2032	13,336	11,366
	Humana Inc.	5.875%	3/1/2033	5,880	6,185
	Humana Inc.	5.950%	3/15/2034	7,625	8,014
	Humana Inc.	5.550%	5/1/2035	7,377	7,515

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Icon Investments Six DAC	6.000%	5/8/2034	4,135	4,339
	Illumina Inc.	2.550%	3/23/2031	6,245	5,581
	Johnson & Johnson	4.900%	6/1/2031	13,295	13,857
	Johnson & Johnson	4.850%	3/1/2032	12,310	12,783
	Johnson & Johnson	4.375%	12/5/2033	2,475	2,502
	Johnson & Johnson	5.000%	3/1/2035	16,701	17,353
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	2,419	2,202
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	5,492	5,459
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	7,881	7,813
	McKesson Corp.	4.950%	5/30/2032	7,603	7,788
	McKesson Corp.	5.100%	7/15/2033	2,972	3,079
	McKesson Corp.	5.250%	5/30/2035	7,187	7,400
	Medtronic Global Holdings SCA	4.500%	3/30/2033	9,514	9,518
	Medtronic Inc.	4.375%	3/15/2035	13,737	13,479
	Merck & Co. Inc.	2.150%	12/10/2031	28,030	24,774
	Merck & Co. Inc.	4.550%	9/15/2032	8,700	8,775
	Merck & Co. Inc.	4.500%	5/17/2033	5,000	5,027
	Merck & Co. Inc.	4.950%	9/15/2035	16,000	16,187
	Novartis Capital Corp.	2.200%	8/14/2030	12,784	11,748
	Novartis Capital Corp.	4.000%	9/18/2031	9,207	9,151
	Novartis Capital Corp.	4.200%	9/18/2034	10,242	10,011
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	3,165	2,666
	OhioHealth Corp.	2.297%	11/15/2031	3,045	2,724
	Orlando Health Obligated Group	5.475%	10/1/2035	2,500	2,613
	Pfizer Inc.	1.750%	8/18/2031	12,029	10,538
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	41,981	42,415
[2]	Piedmont Healthcare Inc.	2.044%	1/1/2032	1,740	1,493
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	5,215	5,372
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	4,900	5,042
	Quest Diagnostics Inc.	2.800%	6/30/2031	3,749	3,447
	Quest Diagnostics Inc.	6.400%	11/30/2033	2,988	3,315
	Quest Diagnostics Inc.	5.000%	12/15/2034	10,186	10,304
	Revvity Inc.	2.550%	3/15/2031	4,288	3,836
	Revvity Inc.	2.250%	9/15/2031	7,076	6,145
	Royalty Pharma plc	2.200%	9/2/2030	8,521	7,646
	Royalty Pharma plc	2.150%	9/2/2031	5,992	5,218
	Royalty Pharma plc	5.400%	9/2/2034	1,834	1,873
	Royalty Pharma plc	5.200%	9/25/2035	5,000	4,997
	Smith & Nephew plc	5.400%	3/20/2034	6,350	6,554
	Solventum Corp.	5.450%	3/13/2031	8,201	8,558
	Solventum Corp.	5.600%	3/23/2034	14,380	14,981
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/2031	5,819	5,300
	Stryker Corp.	4.625%	9/11/2034	5,036	5,012
	Stryker Corp.	5.200%	2/10/2035	9,637	9,935
[2]	Sutter Health	2.294%	8/15/2030	6,125	5,599
[2]	Sutter Health	5.537%	8/15/2035	7,950	8,357
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	9,190	9,461
	Takeda US Financing Inc.	5.200%	7/7/2035	13,990	14,217
[4]	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	2,900	2,896
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	12,066	10,662
[4]	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	3,250	3,250
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	6,529	6,749
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	12,530	12,987
[4]	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	3,350	3,351
	UnitedHealth Group Inc.	4.650%	1/15/2031	6,176	6,259
	UnitedHealth Group Inc.	4.900%	4/15/2031	11,376	11,664
	UnitedHealth Group Inc.	2.300%	5/15/2031	17,907	16,045
	UnitedHealth Group Inc.	4.950%	1/15/2032	12,301	12,595
	UnitedHealth Group Inc.	4.200%	5/15/2032	11,191	11,026
	UnitedHealth Group Inc.	5.350%	2/15/2033	14,251	14,895
	UnitedHealth Group Inc.	4.500%	4/15/2033	15,430	15,259
	UnitedHealth Group Inc.	5.000%	4/15/2034	9,401	9,547
	UnitedHealth Group Inc.	5.150%	7/15/2034	18,264	18,729
	UnitedHealth Group Inc.	5.300%	6/15/2035	16,738	17,303
	Universal Health Services Inc.	2.650%	10/15/2030	8,510	7,682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Universal Health Services Inc.	5.050%	10/15/2034	5,435	5,304
	UPMC	5.035%	5/15/2033	4,300	4,379
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	11,587	10,406
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	7,386	7,556
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	2,935	3,060
	Zoetis Inc.	5.600%	11/16/2032	7,326	7,789
	Zoetis Inc.	5.000%	8/17/2035	6,582	6,644
					1,600,462
Industrials (2.1%)
	3M Co.	5.150%	3/15/2035	5,232	5,362
	Acuity Brands Lighting Inc.	2.150%	12/15/2030	5,553	4,992
	AGCO Corp.	5.800%	3/21/2034	6,166	6,409
	Allegion US Holding Co. Inc.	5.411%	7/1/2032	4,675	4,881
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	3,550	3,706
[2]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	5,648	5,116
[2]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/2032	2,908	2,723
	Amphenol Corp.	2.200%	9/15/2031	7,445	6,605
	Amphenol Corp.	5.250%	4/5/2034	5,734	5,979
	Amphenol Corp.	5.000%	1/15/2035	10,163	10,368
	Boeing Co.	3.625%	2/1/2031	16,011	15,334
	Boeing Co.	6.388%	5/1/2031	9,286	10,109
	Boeing Co.	6.125%	2/15/2033	5,214	5,616
	Boeing Co.	3.600%	5/1/2034	8,070	7,302
	Boeing Co.	6.528%	5/1/2034	23,639	26,161
	Boeing Co.	3.250%	2/1/2035	6,850	5,944
	Canadian National Railway Co.	3.850%	8/5/2032	4,853	4,666
	Canadian Pacific Railway Co.	2.450%	12/2/2031	17,159	15,282
	Canadian Pacific Railway Co.	5.200%	3/30/2035	6,758	6,964
	Carrier Global Corp.	2.700%	2/15/2031	4,989	4,580
	Carrier Global Corp.	5.900%	3/15/2034	7,443	7,985
	Caterpillar Inc.	5.200%	5/15/2035	3,572	3,697
	CSX Corp.	4.100%	11/15/2032	18,858	18,517
	CSX Corp.	5.050%	6/15/2035	7,736	7,901
	Cummins Inc.	4.700%	2/15/2031	10,380	10,568
	Cummins Inc.	5.150%	2/20/2034	3,965	4,103
	Cummins Inc.	5.300%	5/9/2035	11,775	12,152
	Deere & Co.	5.450%	1/16/2035	9,237	9,723
	Eaton Corp.	4.000%	11/2/2032	6,179	6,052
	Eaton Corp.	4.150%	3/15/2033	10,728	10,560
	Embraer Netherlands Finance BV	5.980%	2/11/2035	5,230	5,541
	Emerson Electric Co.	1.950%	10/15/2030	5,579	5,029
	Emerson Electric Co.	2.200%	12/21/2031	9,243	8,199
	Emerson Electric Co.	5.000%	3/15/2035	2,261	2,317
[3]	FedEx Corp.	4.250%	5/15/2030	7,199	7,170
[3]	FedEx Corp.	2.400%	5/15/2031	8,903	7,948
[3]	FedEx Corp.	4.900%	1/15/2034	2,565	2,534
	Flowserve Corp.	3.500%	10/1/2030	4,500	4,289
	Flowserve Corp.	2.800%	1/15/2032	2,450	2,170
	GE Capital Funding LLC	4.550%	5/15/2032	5,794	5,857
	General Dynamics Corp.	2.250%	6/1/2031	2,676	2,418
[2]	General Electric Co.	6.750%	3/15/2032	4,239	4,823
	HEICO Corp.	5.350%	8/1/2033	5,035	5,222
	Hexcel Corp.	5.875%	2/26/2035	2,675	2,799
	Honeywell International Inc.	1.750%	9/1/2031	7,760	6,721
	Honeywell International Inc.	4.950%	9/1/2031	5,802	6,001
	Honeywell International Inc.	4.750%	2/1/2032	7,676	7,809
	Honeywell International Inc.	5.000%	2/15/2033	13,305	13,677
	Honeywell International Inc.	4.500%	1/15/2034	5,165	5,118
	Honeywell International Inc.	5.000%	3/1/2035	13,553	13,764
	Howmet Aerospace Inc.	4.850%	10/15/2031	3,787	3,886
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	9,450	9,904
	Ingersoll Rand Inc.	5.314%	6/15/2031	4,025	4,211
	Ingersoll Rand Inc.	5.700%	8/14/2033	9,205	9,777
	Ingersoll Rand Inc.	5.450%	6/15/2034	6,591	6,869

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	2,835	2,998
[2]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	1,578	1,484
[2]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/2032	3,381	2,995
[2]	John Deere Capital Corp.	4.375%	10/15/2030	5,100	5,138
	John Deere Capital Corp.	1.450%	1/15/2031	5,401	4,734
[2]	John Deere Capital Corp.	4.900%	3/7/2031	11,435	11,784
	John Deere Capital Corp.	4.400%	9/8/2031	12,160	12,248
[2]	John Deere Capital Corp.	3.900%	6/7/2032	9,824	9,578
[2]	John Deere Capital Corp.	4.350%	9/15/2032	5,386	5,399
[2]	John Deere Capital Corp.	5.150%	9/8/2033	14,089	14,740
[2]	John Deere Capital Corp.	5.100%	4/11/2034	8,806	9,118
[2]	John Deere Capital Corp.	5.050%	6/12/2034	7,774	8,008
	Johnson Controls International plc	2.000%	9/16/2031	4,619	4,024
	Johnson Controls International plc	4.900%	12/1/2032	6,470	6,591
	Kennametal Inc.	2.800%	3/1/2031	1,671	1,525
	Keysight Technologies Inc.	4.950%	10/15/2034	4,080	4,103
	L3Harris Technologies Inc.	1.800%	1/15/2031	9,619	8,462
	L3Harris Technologies Inc.	5.250%	6/1/2031	12,300	12,807
	L3Harris Technologies Inc.	5.400%	7/31/2033	14,826	15,445
	L3Harris Technologies Inc.	5.350%	6/1/2034	4,905	5,078
	LKQ Corp.	6.250%	6/15/2033	3,385	3,612
	Lockheed Martin Corp.	4.700%	12/15/2031	3,945	4,036
	Lockheed Martin Corp.	3.900%	6/15/2032	8,099	7,911
	Lockheed Martin Corp.	5.250%	1/15/2033	6,201	6,515
	Lockheed Martin Corp.	4.750%	2/15/2034	8,770	8,855
	Lockheed Martin Corp.	4.800%	8/15/2034	5,500	5,560
	Lockheed Martin Corp.	5.000%	8/15/2035	11,125	11,300
	Norfolk Southern Corp.	5.050%	8/1/2030	10,662	11,050
	Norfolk Southern Corp.	2.300%	5/15/2031	4,743	4,289
	Norfolk Southern Corp.	3.000%	3/15/2032	15,201	14,018
	Norfolk Southern Corp.	4.450%	3/1/2033	6,459	6,429
	Norfolk Southern Corp.	5.550%	3/15/2034	16,416	17,384
	Norfolk Southern Corp.	5.100%	5/1/2035	3,080	3,143
	Northrop Grumman Corp.	4.700%	3/15/2033	9,620	9,692
	Northrop Grumman Corp.	4.900%	6/1/2034	7,430	7,534
	nVent Finance Sarl	2.750%	11/15/2031	2,070	1,849
	nVent Finance Sarl	5.650%	5/15/2033	5,665	5,913
	Otis Worldwide Corp.	5.125%	11/19/2031	6,045	6,268
	Otis Worldwide Corp.	5.131%	9/4/2035	1,875	1,897
[2]	PACCAR Financial Corp.	5.000%	3/22/2034	3,270	3,366
[2]	Parker-Hannifin Corp.	4.200%	11/21/2034	4,335	4,202
	Pentair Finance Sarl	5.900%	7/15/2032	3,915	4,153
	Regal Rexnord Corp.	6.400%	4/15/2033	9,896	10,620
	Republic Services Inc.	1.450%	2/15/2031	5,945	5,150
	Republic Services Inc.	1.750%	2/15/2032	1,865	1,603
	Republic Services Inc.	2.375%	3/15/2033	4,302	3,751
	Republic Services Inc.	5.000%	12/15/2033	3,200	3,304
	Republic Services Inc.	5.000%	4/1/2034	7,416	7,607
	Republic Services Inc.	5.150%	3/15/2035	17,394	17,966
	Rockwell Automation Inc.	1.750%	8/15/2031	3,025	2,636
	RTX Corp.	6.000%	3/15/2031	11,467	12,392
	RTX Corp.	2.375%	3/15/2032	16,542	14,622
	RTX Corp.	5.150%	2/27/2033	9,532	9,875
	RTX Corp.	6.100%	3/15/2034	14,589	15,967
	Ryder System Inc.	6.600%	12/1/2033	5,919	6,631
	Teledyne Technologies Inc.	2.750%	4/1/2031	9,663	8,867
	Textron Inc.	6.100%	11/15/2033	4,640	5,019
	Textron Inc.	5.500%	5/15/2035	4,185	4,325
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	3,210	3,341
	Trane Technologies Financing Ltd.	5.100%	6/13/2034	4,270	4,382
	Trimble Inc.	6.100%	3/15/2033	6,696	7,202
	Triton Container International Ltd.	3.250%	3/15/2032	5,405	4,827
	Tyco Electronics Group SA	2.500%	2/4/2032	6,605	5,910
	Union Pacific Corp.	2.375%	5/20/2031	7,842	7,145
	Union Pacific Corp.	2.800%	2/14/2032	10,567	9,676

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	4.500%	1/20/2033	5,503	5,531
	Union Pacific Corp.	5.100%	2/20/2035	4,965	5,107
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	6,844	7,077
[2]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/2032	2,399	2,200
	United Parcel Service Inc.	4.650%	10/15/2030	2,550	2,606
	United Parcel Service Inc.	4.875%	3/3/2033	10,121	10,411
	United Parcel Service Inc.	5.250%	5/14/2035	3,150	3,259
	Veralto Corp.	5.450%	9/18/2033	7,150	7,473
	Vontier Corp.	2.950%	4/1/2031	5,732	5,236
	Waste Connections Inc.	2.200%	1/15/2032	8,015	7,048
	Waste Connections Inc.	3.200%	6/1/2032	4,233	3,924
	Waste Connections Inc.	4.200%	1/15/2033	7,649	7,504
	Waste Connections Inc.	5.000%	3/1/2034	3,692	3,768
	Waste Management Inc.	1.500%	3/15/2031	9,990	8,658
	Waste Management Inc.	4.950%	7/3/2031	5,240	5,420
	Waste Management Inc.	4.800%	3/15/2032	7,340	7,494
	Waste Management Inc.	4.150%	4/15/2032	8,312	8,220
	Waste Management Inc.	4.625%	2/15/2033	4,826	4,879
	Waste Management Inc.	4.875%	2/15/2034	10,490	10,724
	Waste Management Inc.	4.950%	3/15/2035	14,093	14,313
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	3,130	3,288
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	7,800	8,068
	WW Grainger Inc.	4.450%	9/15/2034	4,385	4,327
	Xylem Inc.	2.250%	1/30/2031	4,872	4,378
					1,022,376
Materials (1.1%)
	Air Products and Chemicals Inc.	4.800%	3/3/2033	2,818	2,880
	Air Products and Chemicals Inc.	4.850%	2/8/2034	13,559	13,770
	Albemarle Corp.	5.050%	6/1/2032	4,883	4,823
	Amcor Finance USA Inc.	5.625%	5/26/2033	5,429	5,664
	Amcor Flexibles North America Inc.	2.690%	5/25/2031	7,189	6,531
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	9,183	9,461
[3]	Amrize Finance US LLC	5.400%	4/7/2035	12,611	12,981
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	6,750	6,443
	ArcelorMittal SA	6.800%	11/29/2032	10,566	11,769
	ArcelorMittal SA	6.000%	6/17/2034	3,545	3,788
	Berry Global Inc.	5.800%	6/15/2031	10,327	10,931
	Berry Global Inc.	5.650%	1/15/2034	8,274	8,614
	BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	3,397	3,520
	BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	6,141	6,276
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	12,736	13,266
	BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	5,644	5,878
	Cabot Corp.	5.000%	6/30/2032	3,550	3,596
	Carlisle Cos. Inc.	2.200%	3/1/2032	4,635	4,009
	CF Industries Inc.	5.150%	3/15/2034	6,825	6,878
	CRH America Finance Inc.	5.400%	5/21/2034	5,780	5,995
	CRH America Finance Inc.	5.500%	1/9/2035	11,021	11,499
	Dow Chemical Co.	2.100%	11/15/2030	4,510	3,995
	Dow Chemical Co.	6.300%	3/15/2033	4,531	4,870
	Dow Chemical Co.	5.350%	3/15/2035	5,421	5,394
	Eagle Materials Inc.	2.500%	7/1/2031	7,600	6,865
	Eastman Chemical Co.	5.750%	3/8/2033	1,515	1,592
	Eastman Chemical Co.	5.625%	2/20/2034	6,719	6,919
	Ecolab Inc.	1.300%	1/30/2031	3,775	3,253
	Ecolab Inc.	2.125%	2/1/2032	6,095	5,337
	Ecolab Inc.	5.000%	9/1/2035	1,200	1,224
	EIDP Inc.	5.125%	5/15/2032	6,700	6,885
	EIDP Inc.	4.800%	5/15/2033	5,275	5,308
	FMC Corp.	5.650%	5/18/2033	4,275	4,272
	Freeport-McMoRan Inc.	5.400%	11/14/2034	6,420	6,583
	Gerdau Trade Inc.	5.750%	6/9/2035	5,586	5,783
	Kinross Gold Corp.	6.250%	7/15/2033	4,125	4,500
	Lubrizol Corp.	6.500%	10/1/2034	3,380	3,823
	LYB International Finance III LLC	2.250%	10/1/2030	4,780	4,268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LYB International Finance III LLC	5.625%	5/15/2033	4,185	4,305
	LYB International Finance III LLC	5.500%	3/1/2034	5,880	5,902
	LYB International Finance III LLC	6.150%	5/15/2035	1,605	1,673
	Martin Marietta Materials Inc.	2.400%	7/15/2031	7,664	6,866
	Martin Marietta Materials Inc.	5.150%	12/1/2034	6,350	6,476
	Mosaic Co.	5.450%	11/15/2033	4,260	4,396
	NewMarket Corp.	2.700%	3/18/2031	3,895	3,537
	Newmont Corp.	2.600%	7/15/2032	9,158	8,279
	Newmont Corp.	5.350%	3/15/2034	23,560	24,578
[2]	Newmont Corp.	5.875%	4/1/2035	1,957	2,118
	Nucor Corp.	3.125%	4/1/2032	2,190	2,023
	Nucor Corp.	5.100%	6/1/2035	6,988	7,104
	Nutrien Ltd.	5.250%	3/12/2032	8,812	9,092
	Nutrien Ltd.	5.400%	6/21/2034	13,119	13,507
	Packaging Corp. of America	5.700%	12/1/2033	3,652	3,867
	Packaging Corp. of America	5.200%	8/15/2035	4,310	4,393
	Rio Tinto Alcan Inc.	6.125%	12/15/2033	11,571	12,706
	Rio Tinto Finance USA plc	5.000%	3/14/2032	5,832	5,990
	Rio Tinto Finance USA plc	5.250%	3/14/2035	16,167	16,664
	RPM International Inc.	2.950%	1/15/2032	2,803	2,530
	Sherwin-Williams Co.	4.800%	9/1/2031	4,374	4,467
	Sherwin-Williams Co.	5.150%	8/15/2035	8,254	8,398
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	16,017	16,588
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	13,337	13,763
	Sonoco Products Co.	2.850%	2/1/2032	4,416	3,983
	Sonoco Products Co.	5.000%	9/1/2034	5,895	5,833
	Southern Copper Corp.	7.500%	7/27/2035	8,949	10,571
	Steel Dynamics Inc.	3.250%	1/15/2031	6,719	6,345
	Steel Dynamics Inc.	5.375%	8/15/2034	3,891	4,018
	Steel Dynamics Inc.	5.250%	5/15/2035	6,025	6,156
	Suzano Austria GmbH	3.750%	1/15/2031	10,339	9,782
[2]	Suzano Austria GmbH	3.125%	1/15/2032	9,480	8,489
	Vale Overseas Ltd.	6.125%	6/12/2033	13,204	14,086
	Vale Overseas Ltd.	8.250%	1/17/2034	3,014	3,670
	Vulcan Materials Co.	5.350%	12/1/2034	6,280	6,481
	WRKCo Inc.	4.200%	6/1/2032	3,200	3,108
	WRKCo Inc.	3.000%	6/15/2033	7,245	6,436
	Yamana Gold Inc.	2.630%	8/15/2031	3,643	3,246
					520,869
Real Estate (2.1%)
	Agree LP	4.800%	10/1/2032	3,970	3,991
	Agree LP	5.625%	6/15/2034	1,337	1,390
	Agree LP	5.600%	6/15/2035	5,635	5,872
	Alexandria Real Estate Equities Inc.	4.900%	12/15/2030	10,533	10,724
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	3,881	3,632
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	12,939	10,946
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	7,645	6,274
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	5,829	5,034
	Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	3,023	3,107
	American Assets Trust LP	3.375%	2/1/2031	6,712	6,096
	American Assets Trust LP	6.150%	10/1/2034	4,525	4,608
	American Homes 4 Rent LP	2.375%	7/15/2031	3,915	3,469
	American Homes 4 Rent LP	3.625%	4/15/2032	3,426	3,209
	American Homes 4 Rent LP	5.500%	2/1/2034	5,580	5,765
	American Homes 4 Rent LP	5.500%	7/15/2034	4,082	4,202
	American Homes 4 Rent LP	5.250%	3/15/2035	5,405	5,466
	American Tower Corp.	1.875%	10/15/2030	7,251	6,411
	American Tower Corp.	2.700%	4/15/2031	8,780	8,013
	American Tower Corp.	2.300%	9/15/2031	9,878	8,721
	American Tower Corp.	4.050%	3/15/2032	7,095	6,871
	American Tower Corp.	5.650%	3/15/2033	8,048	8,478
	American Tower Corp.	5.550%	7/15/2033	7,919	8,289
	American Tower Corp.	5.400%	1/31/2035	13,655	14,103
	American Tower Corp.	5.350%	3/15/2035	5,984	6,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	3,893	3,944
	Americold Realty Operating Partnership LP	5.409%	9/12/2034	5,150	5,070
	AvalonBay Communities Inc.	2.050%	1/15/2032	7,541	6,593
	AvalonBay Communities Inc.	5.000%	2/15/2033	6,382	6,519
	AvalonBay Communities Inc.	5.300%	12/7/2033	3,578	3,717
	AvalonBay Communities Inc.	5.000%	8/1/2035	3,610	3,637
	Boston Properties LP	3.250%	1/30/2031	10,615	9,872
	Boston Properties LP	2.550%	4/1/2032	5,272	4,561
	Boston Properties LP	2.450%	10/1/2033	10,958	8,972
	Boston Properties LP	6.500%	1/15/2034	3,104	3,350
	Boston Properties LP	5.750%	1/15/2035	8,195	8,383
	Brixmor Operating Partnership LP	2.500%	8/16/2031	6,672	5,929
	Brixmor Operating Partnership LP	5.200%	4/1/2032	2,125	2,180
	Brixmor Operating Partnership LP	5.500%	2/15/2034	2,305	2,375
	Brixmor Operating Partnership LP	5.750%	2/15/2035	3,341	3,496
	Broadstone Net Lease LLC	2.600%	9/15/2031	3,208	2,809
	CBRE Services Inc.	2.500%	4/1/2031	6,365	5,756
	CBRE Services Inc.	5.950%	8/15/2034	4,265	4,554
	CBRE Services Inc.	5.500%	6/15/2035	5,946	6,122
[4]	COPT Defense Properties LP	4.500%	10/15/2030	4,322	4,293
	COPT Defense Properties LP	2.750%	4/15/2031	6,166	5,582
	COPT Defense Properties LP	2.900%	12/1/2033	4,441	3,769
	Cousins Properties LP	5.375%	2/15/2032	5,517	5,648
	Cousins Properties LP	5.875%	10/1/2034	3,485	3,656
	Crown Castle Inc.	2.250%	1/15/2031	12,996	11,565
	Crown Castle Inc.	2.100%	4/1/2031	8,311	7,273
	Crown Castle Inc.	2.500%	7/15/2031	7,105	6,327
	Crown Castle Inc.	5.100%	5/1/2033	1,676	1,695
	Crown Castle Inc.	5.800%	3/1/2034	9,480	9,970
	Crown Castle Inc.	5.200%	9/1/2034	4,796	4,843
	CubeSmart LP	2.000%	2/15/2031	1,980	1,733
	CubeSmart LP	2.500%	2/15/2032	5,923	5,228
	DOC DR LLC	2.625%	11/1/2031	3,766	3,358
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	6,900	7,162
	Equinix Inc.	2.500%	5/15/2031	11,347	10,222
	Equinix Inc.	3.900%	4/15/2032	8,170	7,836
	ERP Operating LP	1.850%	8/1/2031	6,720	5,883
	ERP Operating LP	4.950%	6/15/2032	6,415	6,570
	ERP Operating LP	4.650%	9/15/2034	6,070	5,997
	Essential Properties LP	2.950%	7/15/2031	5,294	4,776
	Essential Properties LP	5.400%	12/1/2035	1,100	1,104
	Essex Portfolio LP	1.650%	1/15/2031	1,540	1,330
	Essex Portfolio LP	2.550%	6/15/2031	4	4
	Essex Portfolio LP	2.650%	3/15/2032	7,780	6,929
	Essex Portfolio LP	5.500%	4/1/2034	4,610	4,792
	Essex Portfolio LP	5.375%	4/1/2035	6,629	6,841
	Extra Space Storage LP	2.200%	10/15/2030	4,380	3,927
	Extra Space Storage LP	5.900%	1/15/2031	6,659	7,073
	Extra Space Storage LP	2.550%	6/1/2031	5,062	4,559
	Extra Space Storage LP	2.400%	10/15/2031	5,950	5,243
	Extra Space Storage LP	2.350%	3/15/2032	8,268	7,182
	Extra Space Storage LP	4.950%	1/15/2033	3,080	3,100
	Extra Space Storage LP	5.400%	2/1/2034	5,635	5,808
	Extra Space Storage LP	5.350%	1/15/2035	3,405	3,469
	Extra Space Storage LP	5.400%	6/15/2035	4,243	4,335
	Federal Realty OP LP	3.500%	6/1/2030	5,655	5,455
	GLP Capital LP	4.000%	1/15/2031	6,278	6,001
	GLP Capital LP	3.250%	1/15/2032	4,995	4,488
	GLP Capital LP	5.250%	2/15/2033	2,125	2,131
	GLP Capital LP	6.750%	12/1/2033	3,671	3,985
	GLP Capital LP	5.625%	9/15/2034	7,148	7,231
	Healthcare Realty Holdings LP	2.000%	3/15/2031	7,157	6,215
	Healthpeak OP LLC	2.875%	1/15/2031	4,375	4,030
	Healthpeak OP LLC	5.250%	12/15/2032	6,065	6,241
	Healthpeak OP LLC	5.375%	2/15/2035	3,455	3,532

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Highwoods Realty LP	2.600%	2/1/2031	4,227	3,738
	Highwoods Realty LP	7.650%	2/1/2034	4,011	4,563
[2]	Host Hotels & Resorts LP	2.900%	12/15/2031	2,724	2,424
	Host Hotels & Resorts LP	5.700%	7/1/2034	6,231	6,385
	Host Hotels & Resorts LP	5.500%	4/15/2035	3,569	3,593
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	9,670	8,364
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	3,844	3,717
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	7,500	7,539
	Invitation Homes Operating Partnership LP	5.500%	8/15/2033	3,011	3,125
	Invitation Homes Operating Partnership LP	2.700%	1/15/2034	2,498	2,122
	Kilroy Realty LP	2.500%	11/15/2032	5,265	4,376
	Kilroy Realty LP	2.650%	11/15/2033	4,205	3,443
	Kimco Realty OP LLC	2.700%	10/1/2030	5,134	4,753
	Kimco Realty OP LLC	2.250%	12/1/2031	2,050	1,807
	Kimco Realty OP LLC	3.200%	4/1/2032	9,344	8,622
	Kimco Realty OP LLC	4.600%	2/1/2033	5,882	5,845
	Kimco Realty OP LLC	6.400%	3/1/2034	3,993	4,418
	Kimco Realty OP LLC	4.850%	3/1/2035	4,565	4,537
	Kite Realty Group LP	4.950%	12/15/2031	4,165	4,216
	Kite Realty Group LP	5.200%	8/15/2032	1,925	1,961
	Kite Realty Group LP	5.500%	3/1/2034	3,794	3,909
	LXP Industrial Trust	2.375%	10/1/2031	3,763	3,264
	Mid-America Apartments LP	5.300%	2/15/2032	3,870	4,027
	Mid-America Apartments LP	5.000%	3/15/2034	3,235	3,280
	Mid-America Apartments LP	4.950%	3/1/2035	2,080	2,094
	National Health Investors Inc.	3.000%	2/1/2031	7,326	6,629
	NNN REIT Inc.	4.600%	2/15/2031	5,305	5,320
	NNN REIT Inc.	5.600%	10/15/2033	6,155	6,435
	NNN REIT Inc.	5.500%	6/15/2034	4,200	4,354
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	3,096	2,873
	Omega Healthcare Investors Inc.	3.250%	4/15/2033	7,807	6,879
	Phillips Edison Grocery Center Operating Partnership I LP	5.250%	8/15/2032	4,391	4,491
	Phillips Edison Grocery Center Operating Partnership I LP	4.950%	1/15/2035	2,769	2,727
	Piedmont Operating Partnership LP	2.750%	4/1/2032	3,306	2,814
	Prologis LP	1.250%	10/15/2030	6,921	6,008
	Prologis LP	2.250%	1/15/2032	2,824	2,487
	Prologis LP	4.625%	1/15/2033	8,060	8,121
	Prologis LP	4.750%	6/15/2033	8,493	8,568
	Prologis LP	5.125%	1/15/2034	8,452	8,681
	Prologis LP	5.000%	3/15/2034	7,686	7,812
	Prologis LP	5.000%	1/31/2035	3,586	3,633
	Prologis LP	5.250%	5/15/2035	10,756	11,070
	Public Storage Operating Co.	2.250%	11/9/2031	12,551	11,111
	Public Storage Operating Co.	5.100%	8/1/2033	6,547	6,801
	Public Storage Operating Co.	5.000%	7/1/2035	4,790	4,843
	Rayonier LP	2.750%	5/17/2031	5,095	4,574
	Realty Income Corp.	3.250%	1/15/2031	11,863	11,233
	Realty Income Corp.	3.200%	2/15/2031	8,704	8,202
	Realty Income Corp.	5.625%	10/13/2032	10,168	10,781
	Realty Income Corp.	2.850%	12/15/2032	6,658	5,942
[4]	Realty Income Corp.	4.500%	2/1/2033	4,255	4,209
	Realty Income Corp.	4.900%	7/15/2033	6,408	6,495
	Realty Income Corp.	5.125%	2/15/2034	7,354	7,537
	Realty Income Corp.	5.125%	4/15/2035	7,550	7,674
	Regency Centers LP	5.250%	1/15/2034	4,830	4,959
	Regency Centers LP	5.100%	1/15/2035	1,605	1,625
	Rexford Industrial Realty LP	2.150%	9/1/2031	9,304	8,096
	Sabra Health Care LP	3.200%	12/1/2031	5,998	5,450
	Safehold GL Holdings LLC	2.800%	6/15/2031	5,396	4,935
	Safehold GL Holdings LLC	5.650%	1/15/2035	5,756	5,886
	Simon Property Group LP	4.375%	10/1/2030	3,000	3,007
	Simon Property Group LP	2.200%	2/1/2031	5,986	5,380
	Simon Property Group LP	2.250%	1/15/2032	7,912	6,948
	Simon Property Group LP	5.500%	3/8/2033	3,041	3,207
	Simon Property Group LP	6.250%	1/15/2034	5,400	5,953

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	4.750%	9/26/2034	9,410	9,348
	Simon Property Group LP	5.125%	10/1/2035	3,000	3,033
	Store Capital LLC	2.750%	11/18/2030	4,258	3,871
	Store Capital LLC	2.700%	12/1/2031	3,768	3,299
	Sun Communities Operating LP	2.700%	7/15/2031	7,551	6,830
	Sun Communities Operating LP	4.200%	4/15/2032	6,092	5,911
	Tanger Properties LP	2.750%	9/1/2031	4,371	3,923
	UDR Inc.	3.000%	8/15/2031	4,814	4,446
[2]	UDR Inc.	2.100%	8/1/2032	2,238	1,909
[2]	UDR Inc.	1.900%	3/15/2033	5,280	4,316
[2]	UDR Inc.	2.100%	6/15/2033	2,395	1,985
	UDR Inc.	5.125%	9/1/2034	4,342	4,397
	Ventas Realty LP	4.750%	11/15/2030	6,697	6,777
	Ventas Realty LP	5.100%	7/15/2032	3,857	3,947
	Ventas Realty LP	5.625%	7/1/2034	5,548	5,779
	Ventas Realty LP	5.000%	1/15/2035	4,574	4,574
	VICI Properties LP	5.125%	11/15/2031	7,544	7,643
	VICI Properties LP	5.125%	5/15/2032	16,151	16,306
	VICI Properties LP	5.625%	4/1/2035	6,249	6,396
	Welltower OP LLC	2.750%	1/15/2031	11,190	10,341
	Welltower OP LLC	2.750%	1/15/2032	5,375	4,866
	Welltower OP LLC	3.850%	6/15/2032	3,308	3,177
	Welltower OP LLC	5.125%	7/1/2035	10,966	11,159
	Weyerhaeuser Co.	3.375%	3/9/2033	10,336	9,437
	WP Carey Inc.	2.400%	2/1/2031	6,573	5,897
	WP Carey Inc.	2.450%	2/1/2032	4,045	3,548
	WP Carey Inc.	2.250%	4/1/2033	4,006	3,346
					993,381
Technology (3.4%)
	Accenture Capital Inc.	4.250%	10/4/2031	11,935	11,922
	Accenture Capital Inc.	4.500%	10/4/2034	15,345	15,148
	Adobe Inc.	5.300%	1/17/2035	5,725	6,054
	Advanced Micro Devices Inc.	3.924%	6/1/2032	4,650	4,548
	Analog Devices Inc.	2.100%	10/1/2031	12,572	11,118
	Apple Inc.	1.650%	2/8/2031	30,641	27,152
	Apple Inc.	1.700%	8/5/2031	6,626	5,838
	Apple Inc.	4.500%	5/12/2032	5,146	5,252
	Apple Inc.	3.350%	8/8/2032	12,707	12,133
	Apple Inc.	4.750%	5/12/2035	9,254	9,475
	Applied Materials Inc.	4.000%	1/15/2031	4,750	4,704
	Arrow Electronics Inc.	2.950%	2/15/2032	4,815	4,300
	Arrow Electronics Inc.	5.875%	4/10/2034	3,925	4,110
	Atlassian Corp.	5.500%	5/15/2034	4,325	4,455
	Autodesk Inc.	2.400%	12/15/2031	10,644	9,428
	Autodesk Inc.	5.300%	6/15/2035	4,345	4,464
	Automatic Data Processing Inc.	4.750%	5/8/2032	8,026	8,218
	Automatic Data Processing Inc.	4.450%	9/9/2034	5,405	5,379
	Avnet Inc.	5.500%	6/1/2032	4,551	4,630
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	6,508	6,838
	Broadcom Inc.	4.200%	10/15/2030	5,049	5,040
	Broadcom Inc.	4.150%	11/15/2030	21,687	21,583
[3]	Broadcom Inc.	2.450%	2/15/2031	44,594	40,548
[2]	Broadcom Inc.	4.550%	2/15/2032	6,673	6,715
[3]	Broadcom Inc.	4.150%	4/15/2032	4,025	3,947
	Broadcom Inc.	5.200%	4/15/2032	13,937	14,508
	Broadcom Inc.	4.900%	7/15/2032	12,695	12,983
	Broadcom Inc.	4.300%	11/15/2032	8,027	7,924
[3]	Broadcom Inc.	2.600%	2/15/2033	16,180	14,198
[3]	Broadcom Inc.	3.419%	4/15/2033	29,110	26,913
[3]	Broadcom Inc.	3.469%	4/15/2034	39,095	35,670
	Broadcom Inc.	4.800%	10/15/2034	10,407	10,468
	Broadcom Inc.	5.200%	7/15/2035	25,330	26,135
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	10,361	9,367
	Cadence Design Systems Inc.	4.700%	9/10/2034	9,362	9,346

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CDW LLC	3.569%	12/1/2031	9,260	8,634
	CDW LLC	5.550%	8/22/2034	3,595	3,687
	CGI Inc.	2.300%	9/14/2031	4,855	4,275
	Cintas Corp. No. 2	4.000%	5/1/2032	7,370	7,210
	Cisco Systems Inc.	4.950%	2/26/2031	20,817	21,542
	Cisco Systems Inc.	4.950%	2/24/2032	9,054	9,358
	Cisco Systems Inc.	5.050%	2/26/2034	20,410	21,106
	Cisco Systems Inc.	5.100%	2/24/2035	17,712	18,312
	Concentrix Corp.	6.850%	8/2/2033	2,945	3,059
[4]	Dell International LLC	4.500%	2/15/2031	20,042	20,001
	Dell International LLC	5.300%	4/1/2032	7,562	7,805
[4]	Dell International LLC	4.750%	10/6/2032	10,033	9,990
	Dell International LLC	5.400%	4/15/2034	10,442	10,779
	Dell International LLC	4.850%	2/1/2035	13,935	13,717
	Dell International LLC	5.500%	4/1/2035	8,538	8,821
	Equifax Inc.	2.350%	9/15/2031	12,863	11,370
	Fidelity National Information Services Inc.	2.250%	3/1/2031	9,581	8,521
	Fidelity National Information Services Inc.	5.100%	7/15/2032	6,540	6,703
	Fiserv Inc.	4.550%	2/15/2031	4,388	4,405
	Fiserv Inc.	5.600%	3/2/2033	7,586	7,949
	Fiserv Inc.	5.625%	8/21/2033	11,560	12,137
	Fiserv Inc.	5.450%	3/15/2034	6,313	6,525
	Fiserv Inc.	5.150%	8/12/2034	9,278	9,390
	Fiserv Inc.	5.250%	8/11/2035	14,987	15,149
	Flex Ltd.	5.250%	1/15/2032	4,970	5,101
	Fortinet Inc.	2.200%	3/15/2031	6,965	6,208
	Global Payments Inc.	2.900%	11/15/2031	7,639	6,844
	Global Payments Inc.	5.400%	8/15/2032	7,705	7,882
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	14,696	14,842
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	17,717	17,572
	HP Inc.	2.650%	6/17/2031	11,855	10,690
	HP Inc.	4.200%	4/15/2032	5,330	5,169
	HP Inc.	6.100%	4/25/2035	9,291	9,860
	Hubbell Inc.	2.300%	3/15/2031	2,780	2,500
	IBM International Capital Pte. Ltd.	4.750%	2/5/2031	4,650	4,744
	IBM International Capital Pte. Ltd.	4.900%	2/5/2034	5,714	5,780
	Intel Corp.	5.000%	2/21/2031	3,645	3,741
	Intel Corp.	2.000%	8/12/2031	13,048	11,407
	Intel Corp.	4.150%	8/5/2032	12,944	12,496
	Intel Corp.	4.000%	12/15/2032	1,800	1,718
	Intel Corp.	5.200%	2/10/2033	27,454	28,083
	Intel Corp.	5.150%	2/21/2034	13,947	14,159
[2]	International Business Machines Corp.	5.000%	2/10/2032	10,823	11,146
	International Business Machines Corp.	4.400%	7/27/2032	5,601	5,606
	International Business Machines Corp.	5.875%	11/29/2032	6,278	6,805
	International Business Machines Corp.	4.750%	2/6/2033	6,335	6,434
[2]	International Business Machines Corp.	5.200%	2/10/2035	7,755	7,963
	Intuit Inc.	5.200%	9/15/2033	10,690	11,173
	Jabil Inc.	3.000%	1/15/2031	6,783	6,252
	Juniper Networks Inc.	2.000%	12/10/2030	3,622	3,182
	KLA Corp.	4.650%	7/15/2032	8,484	8,608
	KLA Corp.	4.700%	2/1/2034	5,100	5,148
	Kyndryl Holdings Inc.	3.150%	10/15/2031	8,238	7,501
	Kyndryl Holdings Inc.	6.350%	2/20/2034	6,440	6,884
	Leidos Inc.	2.300%	2/15/2031	10,260	9,152
	Leidos Inc.	5.400%	3/15/2032	3,075	3,194
	Leidos Inc.	5.750%	3/15/2033	6,867	7,252
	Leidos Inc.	5.500%	3/15/2035	4,755	4,924
	Marvell Technology Inc.	2.950%	4/15/2031	4,369	4,031
	Marvell Technology Inc.	5.950%	9/15/2033	3,855	4,133
	Marvell Technology Inc.	5.450%	7/15/2035	6,235	6,432
	Micron Technology Inc.	5.300%	1/15/2031	3,564	3,687
	Micron Technology Inc.	2.703%	4/15/2032	8,500	7,558
	Micron Technology Inc.	5.875%	2/9/2033	10,063	10,685
	Micron Technology Inc.	5.875%	9/15/2033	8,013	8,512

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Micron Technology Inc.	5.800%	1/15/2035	12,070	12,685
Moody's Corp.	2.000%	8/19/2031	6,040	5,310
Moody's Corp.	4.250%	8/8/2032	3,412	3,371
Moody's Corp.	5.000%	8/5/2034	4,275	4,363
Motorola Solutions Inc.	2.300%	11/15/2030	8,588	7,759
Motorola Solutions Inc.	2.750%	5/24/2031	9,659	8,817
Motorola Solutions Inc.	5.600%	6/1/2032	5,415	5,701
Motorola Solutions Inc.	5.200%	8/15/2032	4,500	4,635
Motorola Solutions Inc.	5.400%	4/15/2034	6,496	6,727
Motorola Solutions Inc.	5.550%	8/15/2035	8,240	8,581
MSCI Inc.	5.250%	9/1/2035	4,500	4,538
NetApp Inc.	5.500%	3/17/2032	6,437	6,692
NetApp Inc.	5.700%	3/17/2035	5,409	5,650
Nordson Corp.	5.800%	9/15/2033	4,284	4,570
NVIDIA Corp.	2.000%	6/15/2031	6,202	5,572
NXP BV	2.500%	5/11/2031	12,067	10,835
NXP BV	2.650%	2/15/2032	8,680	7,718
NXP BV	5.000%	1/15/2033	4,571	4,629
NXP BV	5.250%	8/19/2035	9,456	9,549
Oracle Corp.	2.875%	3/25/2031	44,214	40,626
Oracle Corp.	5.250%	2/3/2032	10,325	10,641
Oracle Corp.	4.800%	9/26/2032	25,975	26,013
Oracle Corp.	6.250%	11/9/2032	17,185	18,675
Oracle Corp.	4.900%	2/6/2033	8,516	8,599
Oracle Corp.	4.300%	7/8/2034	9,414	8,999
Oracle Corp.	4.700%	9/27/2034	18,050	17,624
Oracle Corp.	5.500%	8/3/2035	10,392	10,691
Oracle Corp.	5.200%	9/26/2035	46,985	47,226
Paychex Inc.	5.350%	4/15/2032	10,660	11,060
Paychex Inc.	5.600%	4/15/2035	10,458	10,948
PayPal Holdings Inc.	5.150%	6/1/2034	6,884	7,092
PayPal Holdings Inc.	5.100%	4/1/2035	8,731	8,931
QUALCOMM Inc.	1.650%	5/20/2032	11,403	9,650
QUALCOMM Inc.	4.250%	5/20/2032	3,006	3,005
QUALCOMM Inc.	4.750%	5/20/2032	2,855	2,912
QUALCOMM Inc.	5.400%	5/20/2033	6,905	7,336
QUALCOMM Inc.	5.000%	5/20/2035	10,025	10,229
Quanta Services Inc.	2.900%	10/1/2030	8,998	8,403
Quanta Services Inc.	4.500%	1/15/2031	8,350	8,350
Quanta Services Inc.	2.350%	1/15/2032	4,022	3,533
Quanta Services Inc.	5.250%	8/9/2034	7,100	7,269
Quanta Services Inc.	5.100%	8/9/2035	6,855	6,877
RELX Capital Inc.	3.000%	5/22/2030	4,002	3,791
RELX Capital Inc.	4.750%	5/20/2032	4,799	4,887
RELX Capital Inc.	5.250%	3/27/2035	1,961	2,024
Roper Technologies Inc.	1.750%	2/15/2031	4,802	4,185
Roper Technologies Inc.	4.750%	2/15/2032	3,345	3,381
Roper Technologies Inc.	4.900%	10/15/2034	9,000	9,003
Roper Technologies Inc.	5.100%	9/15/2035	2,797	2,819
S&P Global Inc.	2.900%	3/1/2032	13,555	12,423
S&P Global Inc.	5.250%	9/15/2033	4,852	5,082
Salesforce Inc.	1.950%	7/15/2031	15,113	13,423
ServiceNow Inc.	1.400%	9/1/2030	16,332	14,301
Skyworks Solutions Inc.	3.000%	6/1/2031	6,696	6,067
Synopsys Inc.	5.000%	4/1/2032	12,673	12,947
Synopsys Inc.	5.150%	4/1/2035	21,225	21,574
TD SYNNEX Corp.	6.100%	4/12/2034	3,045	3,232
Texas Instruments Inc.	1.900%	9/15/2031	6,449	5,693
Texas Instruments Inc.	4.900%	3/14/2033	6,570	6,770
Texas Instruments Inc.	4.850%	2/8/2034	10,693	10,967
Texas Instruments Inc.	5.100%	5/23/2035	4,000	4,125
TSMC Arizona Corp.	2.500%	10/25/2031	13,442	12,200
TSMC Arizona Corp.	4.250%	4/22/2032	7,675	7,706
Verisk Analytics Inc.	5.750%	4/1/2033	4,770	5,056
Verisk Analytics Inc.	5.250%	6/5/2034	2,674	2,756

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verisk Analytics Inc.	5.250%	3/15/2035	5,241	5,340
	VMware LLC	2.200%	8/15/2031	14,418	12,703
	Western Digital Corp.	3.100%	2/1/2032	5,875	5,315
	Workday Inc.	3.800%	4/1/2032	11,620	11,102
					1,617,277
Utilities (3.6%)
[2]	AEP Texas Inc.	2.100%	7/1/2030	5,745	5,180
	AEP Texas Inc.	4.700%	5/15/2032	5,310	5,311
	AEP Texas Inc.	5.400%	6/1/2033	4,641	4,771
	AEP Texas Inc.	5.700%	5/15/2034	5,249	5,463
	AEP Transmission Co. LLC	5.150%	4/1/2034	4,445	4,536
	AES Corp.	2.450%	1/15/2031	10,363	9,283
	AES Corp.	5.800%	3/15/2032	9,626	9,951
[2]	Alabama Power Co.	1.450%	9/15/2030	8,679	7,607
[2]	Alabama Power Co.	4.300%	3/15/2031	1,675	1,674
	Alabama Power Co.	3.050%	3/15/2032	6,031	5,568
	Alabama Power Co.	3.940%	9/1/2032	2,498	2,423
	Alabama Power Co.	5.850%	11/15/2033	5,231	5,612
	Alabama Power Co.	5.100%	4/2/2035	2,117	2,163
	Alliant Energy Corp.	5.750%	4/1/2056	5,435	5,442
	Ameren Corp.	3.500%	1/15/2031	11,864	11,329
	Ameren Corp.	5.375%	3/15/2035	13,538	13,900
	Ameren Illinois Co.	1.550%	11/15/2030	2,885	2,527
	Ameren Illinois Co.	3.850%	9/1/2032	2,949	2,834
	Ameren Illinois Co.	4.950%	6/1/2033	7,274	7,457
	American Electric Power Co. Inc.	5.950%	11/1/2032	2,770	2,971
	American Electric Power Co. Inc.	5.625%	3/1/2033	8,041	8,454
	American Electric Power Co. Inc.	6.950%	12/15/2054	2,630	2,850
[2]	American Electric Power Co. Inc.	5.800%	3/15/2056	6,660	6,639
	American Water Capital Corp.	2.300%	6/1/2031	5,829	5,233
	American Water Capital Corp.	4.450%	6/1/2032	4,448	4,440
	American Water Capital Corp.	5.150%	3/1/2034	7,090	7,308
	American Water Capital Corp.	5.250%	3/1/2035	8,372	8,589
[2]	Appalachian Power Co.	2.700%	4/1/2031	6,100	5,556
[2]	Appalachian Power Co.	4.500%	8/1/2032	4,510	4,463
	Appalachian Power Co.	5.650%	4/1/2034	3,260	3,403
	Arizona Public Service Co.	6.350%	12/15/2032	2,628	2,873
	Arizona Public Service Co.	5.550%	8/1/2033	4,530	4,740
	Arizona Public Service Co.	5.700%	8/15/2034	6,347	6,653
	Atlantic City Electric Co.	2.300%	3/15/2031	4,897	4,399
	Atmos Energy Corp.	1.500%	1/15/2031	9,277	8,063
	Atmos Energy Corp.	5.450%	10/15/2032	1,750	1,846
	Atmos Energy Corp.	5.900%	11/15/2033	4,768	5,170
[2]	Atmos Energy Corp.	5.200%	8/15/2035	3,477	3,560
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	8,262	7,405
[2]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	3,377	3,508
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	10,898	11,326
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	8,525	7,382
[4]	Black Hills Corp.	4.550%	1/31/2031	1,750	1,751
	Black Hills Corp.	4.350%	5/1/2033	3,630	3,500
	Black Hills Corp.	6.150%	5/15/2034	5,470	5,841
	Black Hills Corp.	6.000%	1/15/2035	3,840	4,088
[2]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	4,573	4,117
[2]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	2,695	2,464
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	10,197	10,375
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	5,150	5,266
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	5,165	5,223
[2]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	6,126	6,106
	CenterPoint Energy Inc.	2.650%	6/1/2031	2,778	2,515
[2]	CenterPoint Energy Inc.	6.850%	2/15/2055	2,345	2,498
[4]	CenterPoint Energy Inc.	5.950%	4/1/2056	3,391	3,391
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	10,057	8,905
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	4,890	5,048
[2]	CMS Energy Corp.	4.750%	6/1/2050	4,585	4,470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CMS Energy Corp.	3.750%	12/1/2050	2,140	1,967
	CMS Energy Corp.	6.500%	6/1/2055	6,848	7,114
[2]	Commonwealth Edison Co.	3.150%	3/15/2032	4,810	4,444
	Commonwealth Edison Co.	4.900%	2/1/2033	2,235	2,279
	Commonwealth Edison Co.	5.300%	6/1/2034	4,065	4,243
[2]	Connecticut Light & Power Co.	2.050%	7/1/2031	7,020	6,197
	Connecticut Light & Power Co.	4.900%	7/1/2033	2,700	2,736
	Connecticut Light & Power Co.	4.950%	8/15/2034	3,815	3,867
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	3,526	3,203
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	4,657	4,843
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	7,730	8,132
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/2034	2,118	2,206
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	5,565	5,712
	Constellation Energy Generation LLC	5.800%	3/1/2033	4,628	4,941
	Constellation Energy Generation LLC	6.125%	1/15/2034	5,885	6,408
	Consumers Energy Co.	4.500%	1/15/2031	1,900	1,919
	Consumers Energy Co.	3.600%	8/15/2032	9,093	8,627
	Consumers Energy Co.	4.625%	5/15/2033	1,685	1,687
	Consumers Energy Co.	5.050%	5/15/2035	7,418	7,545
[2]	Dominion Energy Inc.	2.250%	8/15/2031	4,825	4,269
[2]	Dominion Energy Inc.	4.350%	8/15/2032	7,697	7,543
	Dominion Energy Inc.	5.375%	11/15/2032	7,212	7,498
[2]	Dominion Energy Inc.	5.250%	8/1/2033	5,340	5,482
	Dominion Energy Inc.	5.450%	3/15/2035	5,507	5,644
[2]	Dominion Energy Inc.	5.950%	6/15/2035	5,120	5,453
[2]	Dominion Energy Inc.	7.000%	6/1/2054	8,493	9,231
	Dominion Energy Inc.	6.625%	5/15/2055	13,433	13,931
[2]	Dominion Energy Inc.	6.000%	2/15/2056	5,275	5,311
[2]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	5,063	4,483
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	2,607	2,909
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	3,145	3,266
[2]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	4,955	5,127
[2]	DTE Electric Co.	2.625%	3/1/2031	6,359	5,838
[2]	DTE Electric Co.	3.000%	3/1/2032	5,432	5,022
	DTE Electric Co.	5.200%	4/1/2033	3,356	3,487
	DTE Electric Co.	5.200%	3/1/2034	4,805	4,972
	DTE Electric Co.	5.250%	5/15/2035	4,009	4,129
	DTE Energy Co.	5.850%	6/1/2034	8,827	9,387
	DTE Energy Co.	5.050%	10/1/2035	6,087	6,052
	Duke Energy Carolinas LLC	2.550%	4/15/2031	9,016	8,254
	Duke Energy Carolinas LLC	2.850%	3/15/2032	5,770	5,260
	Duke Energy Carolinas LLC	4.950%	1/15/2033	10,680	10,991
	Duke Energy Carolinas LLC	4.850%	1/15/2034	3,070	3,107
[2]	Duke Energy Carolinas LLC	5.250%	3/15/2035	5,290	5,474
	Duke Energy Corp.	2.550%	6/15/2031	11,124	10,062
	Duke Energy Corp.	4.500%	8/15/2032	11,732	11,661
	Duke Energy Corp.	5.750%	9/15/2033	6,627	7,038
	Duke Energy Corp.	5.450%	6/15/2034	3,936	4,096
	Duke Energy Corp.	4.950%	9/15/2035	4,500	4,470
	Duke Energy Corp.	6.450%	9/1/2054	9,219	9,742
	Duke Energy Florida LLC	2.400%	12/15/2031	6,010	5,400
	Duke Energy Florida LLC	5.875%	11/15/2033	1,685	1,819
	Duke Energy Indiana LLC	5.250%	3/1/2034	3,600	3,715
	Duke Energy Ohio Inc.	5.250%	4/1/2033	5,470	5,674
	Duke Energy Ohio Inc.	5.300%	6/15/2035	8,250	8,507
	Duke Energy Progress LLC	2.000%	8/15/2031	5,281	4,646
	Duke Energy Progress LLC	5.250%	3/15/2033	3,801	3,954
	Duke Energy Progress LLC	5.100%	3/15/2034	4,845	4,986
	Duke Energy Progress LLC	5.050%	3/15/2035	10,814	11,004
	Edison International	5.250%	3/15/2032	7,315	7,250
	Entergy Arkansas LLC	5.150%	1/15/2033	4,245	4,392
	Entergy Arkansas LLC	5.300%	9/15/2033	2,240	2,320
	Entergy Arkansas LLC	5.450%	6/1/2034	4,010	4,194
	Entergy Corp.	2.400%	6/15/2031	9,134	8,167
	Entergy Louisiana LLC	3.050%	6/1/2031	5,110	4,792

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	2.350%	6/15/2032	3,075	2,699
	Entergy Louisiana LLC	5.350%	3/15/2034	4,451	4,616
	Entergy Louisiana LLC	5.150%	9/15/2034	4,540	4,637
	Entergy Mississippi LLC	5.000%	9/1/2033	3,035	3,090
	Entergy Texas Inc.	1.750%	3/15/2031	3,769	3,292
	Entergy Texas Inc.	5.250%	4/15/2035	5,065	5,193
	Essential Utilities Inc.	5.375%	1/15/2034	5,355	5,487
	Evergy Kansas Central Inc.	5.250%	3/15/2035	3,040	3,096
	Evergy Metro Inc.	4.950%	4/15/2033	3,006	3,052
	Evergy Metro Inc.	5.400%	4/1/2034	5,740	5,966
	Evergy Metro Inc.	5.125%	8/15/2035	4,091	4,138
[3]	Evergy Missouri West Inc.	5.650%	6/1/2034	1,500	1,550
[2]	Eversource Energy	1.650%	8/15/2030	6,183	5,430
	Eversource Energy	2.550%	3/15/2031	4,690	4,229
	Eversource Energy	5.850%	4/15/2031	6,880	7,292
	Eversource Energy	3.375%	3/1/2032	5,858	5,420
	Eversource Energy	5.125%	5/15/2033	10,385	10,532
	Eversource Energy	5.950%	7/15/2034	1,930	2,049
	Exelon Corp.	5.125%	3/15/2031	8,386	8,654
	Exelon Corp.	5.300%	3/15/2033	6,500	6,741
	Exelon Corp.	5.450%	3/15/2034	7,485	7,776
	Exelon Corp.	5.625%	6/15/2035	5,435	5,666
	Exelon Corp.	6.500%	3/15/2055	8,260	8,637
[3]	FirstEnergy Transmission LLC	4.750%	1/15/2033	2,125	2,120
	FirstEnergy Transmission LLC	5.000%	1/15/2035	3,265	3,262
	Florida Power & Light Co.	2.450%	2/3/2032	13,973	12,549
	Florida Power & Light Co.	5.100%	4/1/2033	7,349	7,605
	Florida Power & Light Co.	4.800%	5/15/2033	7,258	7,386
	Florida Power & Light Co.	5.625%	4/1/2034	1,813	1,934
	Florida Power & Light Co.	5.300%	6/15/2034	6,559	6,847
	Georgia Power Co.	4.850%	3/15/2031	8,790	9,022
	Georgia Power Co.	4.700%	5/15/2032	4,288	4,344
	Georgia Power Co.	4.950%	5/17/2033	11,298	11,524
	Georgia Power Co.	5.250%	3/15/2034	1,950	2,011
	Georgia Power Co.	5.200%	3/15/2035	14,259	14,625
	Idaho Power Co.	5.200%	8/15/2034	1,910	1,970
	Interstate Power & Light Co.	5.700%	10/15/2033	4,030	4,225
	Interstate Power & Light Co.	4.950%	9/30/2034	2,151	2,140
	Interstate Power & Light Co.	5.600%	6/29/2035	5,060	5,257
	IPALCO Enterprises Inc.	5.750%	4/1/2034	3,440	3,514
[3]	Jersey Central Power & Light Co.	4.400%	1/15/2031	2,600	2,592
	Jersey Central Power & Light Co.	5.100%	1/15/2035	5,900	5,982
[2]	Kentucky Utilities Co.	5.450%	4/15/2033	3,360	3,519
[2]	Louisville Gas & Electric Co.	5.450%	4/15/2033	3,605	3,772
	MidAmerican Energy Co.	6.750%	12/30/2031	5,505	6,196
	National Fuel Gas Co.	5.950%	3/15/2035	4,045	4,222
	National Grid plc	5.809%	6/12/2033	7,368	7,852
	National Grid plc	5.418%	1/11/2034	4,598	4,768
[2]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	8,027	8,271
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/2031	4,574	3,910
[2]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/2031	2,484	2,142
[2]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	75	89
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/2032	4,455	4,022
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	2,400	2,343
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	11,439	12,277
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	2,814	2,865
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	4,647	4,107
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	28,661	29,785
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	7,314	7,482
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	11,394	11,643
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	6,387	6,560
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	19,283	19,940
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	3,620	3,900
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	6,200	6,448
	NiSource Inc.	1.700%	2/15/2031	7,593	6,596

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NiSource Inc.	5.400%	6/30/2033	3,927	4,075
	NiSource Inc.	5.350%	4/1/2034	5,967	6,142
	NiSource Inc.	5.350%	7/15/2035	9,743	9,952
	NiSource Inc.	6.375%	3/31/2055	3,924	4,068
	Northern States Power Co.	2.250%	4/1/2031	3,277	2,971
	Northern States Power Co.	5.050%	5/15/2035	11,098	11,322
	Northwest Natural Holding Co.	7.000%	9/15/2055	2,750	2,820
	NSTAR Electric Co.	5.400%	6/1/2034	4,212	4,378
	NSTAR Electric Co.	5.200%	3/1/2035	5,014	5,111
[2]	Ohio Power Co.	1.625%	1/15/2031	9,898	8,565
	Ohio Power Co.	5.000%	6/1/2033	3,475	3,523
	Ohio Power Co.	5.650%	6/1/2034	4,977	5,197
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	3,901	4,081
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	4,643	4,538
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	7,067	7,062
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	11,633	12,371
[3]	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	6,430	6,653
	Pacific Gas & Electric Co.	2.500%	2/1/2031	19,881	17,718
	Pacific Gas & Electric Co.	3.250%	6/1/2031	7,868	7,240
	Pacific Gas & Electric Co.	4.400%	3/1/2032	4,683	4,562
	Pacific Gas & Electric Co.	5.900%	6/15/2032	10,210	10,696
[4]	Pacific Gas & Electric Co.	5.050%	10/15/2032	3,150	3,144
	Pacific Gas & Electric Co.	6.150%	1/15/2033	6,495	6,880
	Pacific Gas & Electric Co.	6.400%	6/15/2033	6,250	6,718
	Pacific Gas & Electric Co.	6.950%	3/15/2034	12,620	13,991
	Pacific Gas & Electric Co.	5.800%	5/15/2034	6,000	6,219
	Pacific Gas & Electric Co.	5.700%	3/1/2035	5,795	5,941
	PacifiCorp	5.300%	2/15/2031	4,614	4,790
	PacifiCorp	5.450%	2/15/2034	9,994	10,235
	PECO Energy Co.	4.875%	9/15/2035	7,100	7,135
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/2030	870	859
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	6,443	5,819
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	3,204	3,329
	Potomac Electric Power Co.	5.200%	3/15/2034	2,550	2,627
	PPL Capital Funding Inc.	5.250%	9/1/2034	6,516	6,664
	PPL Electric Utilities Corp.	5.000%	5/15/2033	5,128	5,274
	PPL Electric Utilities Corp.	4.850%	2/15/2034	3,835	3,888
	Progress Energy Inc.	7.000%	10/30/2031	6,310	7,102
[2]	Public Service Co. of Colorado	1.900%	1/15/2031	5,015	4,423
[2]	Public Service Co. of Colorado	4.100%	6/1/2032	4,659	4,565
	Public Service Co. of Colorado	5.350%	5/15/2034	4,935	5,097
	Public Service Co. of Colorado	5.150%	9/15/2035	8,981	9,101
	Public Service Co. of New Hampshire	5.350%	10/1/2033	4,879	5,107
	Public Service Co. of Oklahoma	5.200%	1/15/2035	6,419	6,500
[2]	Public Service Electric & Gas Co.	1.900%	8/15/2031	2,455	2,154
[2]	Public Service Electric & Gas Co.	3.100%	3/15/2032	9,868	9,118
[2]	Public Service Electric & Gas Co.	4.900%	12/15/2032	4,135	4,231
[2]	Public Service Electric & Gas Co.	4.650%	3/15/2033	7,800	7,842
	Public Service Electric & Gas Co.	5.200%	8/1/2033	3,265	3,392
[2]	Public Service Electric & Gas Co.	5.200%	3/1/2034	3,890	4,025
	Public Service Electric & Gas Co.	4.850%	8/1/2034	5,880	5,923
[2]	Public Service Electric & Gas Co.	5.050%	3/1/2035	2,101	2,146
	Public Service Electric & Gas Co.	4.900%	8/15/2035	4,348	4,382
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	2,232	2,310
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	5,380	5,554
	Puget Energy Inc.	5.725%	3/15/2035	6,284	6,474
	Puget Sound Energy Inc.	5.330%	6/15/2034	6,025	6,217
[2]	San Diego Gas & Electric Co.	1.700%	10/1/2030	6,342	5,599
[2]	San Diego Gas & Electric Co.	3.000%	3/15/2032	4,280	3,921
	San Diego Gas & Electric Co.	5.400%	4/15/2035	8,222	8,502
	Sempra	5.500%	8/1/2033	8,151	8,496
	Sempra	6.400%	10/1/2054	10,920	11,165
	Sempra	6.550%	4/1/2055	5,025	5,133
	Sempra	6.375%	4/1/2056	2,226	2,284
	Sierra Pacific Power Co.	6.200%	12/15/2055	2,475	2,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Southern California Edison Co.	2.500%	6/1/2031	4,151	3,676
	Southern California Edison Co.	5.450%	6/1/2031	7,372	7,587
	Southern California Edison Co.	2.750%	2/1/2032	4,265	3,751
	Southern California Edison Co.	5.950%	11/1/2032	7,160	7,555
	Southern California Edison Co.	6.000%	1/15/2034	5,285	5,531
	Southern California Edison Co.	5.200%	6/1/2034	7,569	7,532
	Southern California Edison Co.	5.450%	3/1/2035	8,617	8,716
	Southern California Gas Co.	5.200%	6/1/2033	3,115	3,216
	Southern California Gas Co.	5.050%	9/1/2034	5,330	5,420
	Southern California Gas Co.	5.450%	6/15/2035	2,552	2,648
	Southern Co.	5.700%	10/15/2032	5,323	5,643
	Southern Co.	5.200%	6/15/2033	10,615	10,913
	Southern Co.	5.700%	3/15/2034	2,850	3,012
	Southern Co.	4.850%	3/15/2035	10,434	10,335
[2]	Southern Co.	6.375%	3/15/2055	15,370	16,395
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	3,857	3,373
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	5,039	5,172
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	4,130	4,376
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	5,460	5,479
[2]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	1,257	1,261
[2]	Southern Power Co.	4.900%	10/1/2035	1,109	1,094
	Southwest Gas Corp.	4.050%	3/15/2032	5,163	4,959
	Southwestern Electric Power Co.	5.300%	4/1/2033	4,096	4,185
	Southwestern Public Service Co.	5.300%	5/15/2035	6,865	7,014
	Spire Missouri Inc.	4.800%	2/15/2033	2,863	2,888
[2]	Spire Missouri Inc.	5.150%	8/15/2034	2,642	2,721
	System Energy Resources Inc.	5.300%	12/15/2034	5,687	5,725
	Tampa Electric Co.	2.400%	3/15/2031	4,284	3,883
	Tampa Electric Co.	5.150%	3/1/2035	4,393	4,453
	Tucson Electric Power Co.	3.250%	5/15/2032	3,199	2,946
	Tucson Electric Power Co.	5.200%	9/15/2034	3,525	3,591
	Union Electric Co.	2.150%	3/15/2032	5,861	5,104
	Union Electric Co.	5.200%	4/1/2034	4,450	4,585
	Union Electric Co.	5.250%	4/15/2035	2,313	2,383
	Virginia Electric & Power Co.	2.300%	11/15/2031	5,022	4,444
	Virginia Electric & Power Co.	2.400%	3/30/2032	4,805	4,245
	Virginia Electric & Power Co.	5.000%	4/1/2033	4,800	4,886
	Virginia Electric & Power Co.	5.300%	8/15/2033	5,904	6,122
	Virginia Electric & Power Co.	5.050%	8/15/2034	5,767	5,849
	Virginia Electric & Power Co.	5.150%	3/15/2035	4,813	4,898
[2]	Virginia Electric & Power Co.	4.900%	9/15/2035	6,029	5,997
	WEC Energy Group Inc.	1.800%	10/15/2030	2,053	1,816
	Wisconsin Electric Power Co.	4.750%	9/30/2032	4,664	4,775
	Wisconsin Electric Power Co.	5.625%	5/15/2033	3,175	3,405
	Wisconsin Electric Power Co.	4.600%	10/1/2034	3,736	3,718
	Wisconsin Power & Light Co.	3.950%	9/1/2032	6,000	5,759
	Wisconsin Power & Light Co.	4.950%	4/1/2033	2,909	2,949
	Wisconsin Power & Light Co.	5.375%	3/30/2034	2,428	2,516
	Xcel Energy Inc.	2.350%	11/15/2031	4,093	3,603
	Xcel Energy Inc.	4.600%	6/1/2032	7,241	7,186
	Xcel Energy Inc.	5.450%	8/15/2033	9,327	9,659
	Xcel Energy Inc.	5.500%	3/15/2034	4,166	4,302
	Xcel Energy Inc.	5.600%	4/15/2035	3,280	3,404
					1,730,814
Total Corporate Bonds (Cost $17,451,197)					17,691,003
Sovereign Bonds (4.8%)
	African Development Bank	4.500%	6/12/2035	10,683	10,926
[2]	African Development Bank	5.750%	Perpetual	3,105	3,121
[2]	Asian Development Bank	0.750%	10/8/2030	6,063	5,224
[2]	Asian Development Bank	1.500%	3/4/2031	11,448	10,141
	Asian Development Bank	3.125%	4/27/2032	7,955	7,573
[2]	Asian Development Bank	3.875%	9/28/2032	11,265	11,192
[2]	Asian Development Bank	4.000%	1/12/2033	20,040	20,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Asian Development Bank	3.875%	6/14/2033	20,585	20,355
[2]	Asian Development Bank	4.125%	1/12/2034	25,775	25,838
	Asian Development Bank	4.375%	3/22/2035	16,774	17,050
	Asian Infrastructure Investment Bank	4.250%	3/13/2034	11,500	11,625
	Asian Infrastructure Investment Bank	4.500%	5/21/2035	3,694	3,793
[2]	European Bank for Reconstruction & Development	4.250%	3/13/2034	11,920	12,038
	European Investment Bank	0.750%	9/23/2030	11,665	10,075
	European Investment Bank	3.875%	10/15/2030	23,566	23,662
	European Investment Bank	1.250%	2/14/2031	43,486	38,119
	European Investment Bank	1.625%	5/13/2031	15,810	14,061
	European Investment Bank	4.375%	10/10/2031	35,781	36,755
	European Investment Bank	4.250%	8/16/2032	46,115	46,871
	European Investment Bank	3.750%	2/14/2033	45,222	44,548
	European Investment Bank	4.125%	2/13/2034	40,510	40,673
	European Investment Bank	4.625%	2/12/2035	22,673	23,496
[5]	Export Development Canada	4.750%	6/5/2034	8,275	8,653
	Export-Import Bank of Korea	1.250%	9/21/2030	4,040	3,543
	Export-Import Bank of Korea	1.375%	2/9/2031	2,650	2,311
	Export-Import Bank of Korea	2.125%	1/18/2032	9,345	8,252
	Export-Import Bank of Korea	4.500%	9/15/2032	4,240	4,300
	Export-Import Bank of Korea	5.125%	1/11/2033	8,070	8,432
	Export-Import Bank of Korea	5.125%	9/18/2033	5,900	6,187
	Export-Import Bank of Korea	5.250%	1/14/2035	5,605	5,957
[2]	Hong Kong Government International Bond	1.750%	11/24/2031	8,160	7,256
[2]	Inter-American Development Bank	1.125%	1/13/2031	38,932	33,930
[2]	Inter-American Development Bank	3.625%	9/17/2031	15,576	15,342
[2]	Inter-American Development Bank	3.500%	4/12/2033	24,119	23,282
[2]	Inter-American Development Bank	4.500%	9/13/2033	26,065	26,814
	Inter-American Development Bank	4.375%	7/17/2034	23,267	23,693
[2]	Inter-American Development Bank	4.375%	7/16/2035	11,070	11,214
	International Bank for Reconstruction & Development	4.000%	1/10/2031	31,160	31,405
	International Bank for Reconstruction & Development	1.250%	2/10/2031	41,553	36,373
	International Bank for Reconstruction & Development	4.500%	4/10/2031	39,212	40,458
	International Bank for Reconstruction & Development	1.625%	11/3/2031	50,692	44,434
[2]	International Bank for Reconstruction & Development	4.625%	1/15/2032	58,909	61,151
	International Bank for Reconstruction & Development	2.500%	3/29/2032	31,791	29,169
	International Bank for Reconstruction & Development	4.000%	5/6/2032	46,220	46,318
	International Bank for Reconstruction & Development	4.750%	11/14/2033	27,780	29,058
	International Bank for Reconstruction & Development	3.875%	8/28/2034	28,488	27,977
[2]	International Bank for Reconstruction & Development	4.750%	2/15/2035	20	21
	International Bank for Reconstruction & Development	4.375%	8/27/2035	42,645	43,216
[6]	Japan Bank for International Cooperation	1.250%	1/21/2031	13,376	11,630
[6]	Japan Bank for International Cooperation	4.375%	1/24/2031	11,151	11,337
[6]	Japan Bank for International Cooperation	1.875%	4/15/2031	24,199	21,668
[6]	Japan Bank for International Cooperation	4.625%	4/17/2034	6,136	6,282
[6]	Japan International Cooperation Agency	1.750%	4/28/2031	5,263	4,644
[7]	KFW	0.750%	9/30/2030	22,554	19,474
[7]	KFW	4.750%	10/29/2030	19,471	20,325
[7]	KFW	4.125%	7/15/2033	38,362	38,528
[7]	KFW	4.375%	2/28/2034	17,819	18,185
	Korea Development Bank	1.625%	1/19/2031	3,835	3,395
	Korea Development Bank	2.000%	10/25/2031	3,021	2,690
	Korea Development Bank	4.250%	9/8/2032	4,440	4,435
	Korea Development Bank	4.375%	2/15/2033	8,575	8,562
	Korea Development Bank	5.625%	10/23/2033	1,560	1,689
[7]	Landwirtschaftliche Rentenbank	0.875%	9/3/2030	12,845	11,171
[2,7]	Landwirtschaftliche Rentenbank	5.000%	10/24/2033	8,980	9,539
[2]	Oriental Republic of Uruguay	4.375%	1/23/2031	18,090	18,308
[2]	Oriental Republic of Uruguay	5.750%	10/28/2034	20,200	21,679
	Province of Alberta	4.500%	1/24/2034	12,508	12,640
	Province of British Columbia	1.300%	1/29/2031	18,230	15,913
	Province of British Columbia	4.200%	7/6/2033	18,140	18,010
	Province of British Columbia	4.750%	6/12/2034	22,467	23,041
	Province of British Columbia	4.800%	6/11/2035	18,136	18,559
	Province of Manitoba	4.300%	7/27/2033	9,555	9,508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of Manitoba	4.900%	5/31/2034	10,377	10,735
	Province of Ontario	1.125%	10/7/2030	13,503	11,801
	Province of Ontario	1.600%	2/25/2031	15,809	14,010
	Province of Ontario	1.800%	10/14/2031	8,685	7,636
[2]	Province of Ontario	2.125%	1/21/2032	13,108	11,652
	Province of Ontario	5.050%	4/24/2034	15,022	15,767
	Province of Ontario	4.850%	6/11/2035	17,699	18,232
	Province of Quebec	1.900%	4/21/2031	7,870	7,038
	Province of Quebec	4.500%	9/8/2033	13,307	13,453
	Province of Quebec	4.250%	9/5/2034	20,965	20,736
	Province of Quebec	4.625%	8/28/2035	22,231	22,473
[2]	Republic of Chile	2.450%	1/31/2031	12,402	11,245
[2]	Republic of Chile	2.550%	1/27/2032	12,623	11,242
[2]	Republic of Chile	2.550%	7/27/2033	20,838	17,916
[2]	Republic of Chile	3.500%	1/31/2034	14,630	13,404
	Republic of Indonesia	3.850%	10/15/2030	14,170	13,884
	Republic of Indonesia	1.850%	3/12/2031	10,705	9,369
[2]	Republic of Indonesia	2.150%	7/28/2031	11,680	10,285
[2]	Republic of Indonesia	3.550%	3/31/2032	6,595	6,217
[2]	Republic of Indonesia	4.650%	9/20/2032	12,813	12,860
[2]	Republic of Indonesia	4.850%	1/11/2033	10,375	10,466
[2]	Republic of Indonesia	4.700%	2/10/2034	7,138	7,122
[2]	Republic of Indonesia	4.750%	9/10/2034	8,905	8,884
[2]	Republic of Indonesia	5.600%	1/15/2035	11,200	11,866
	Republic of Korea	1.000%	9/16/2030	4,600	4,012
	Republic of Korea	1.750%	10/15/2031	5,175	4,558
[2]	Republic of Panama	7.500%	3/1/2031	11,640	12,818
[2]	Republic of Panama	2.252%	9/29/2032	20,637	16,758
[2]	Republic of Panama	3.298%	1/19/2033	9,277	7,986
[2]	Republic of Panama	6.400%	2/14/2035	19,485	20,196
[2]	Republic of Peru	2.783%	1/23/2031	23,598	21,783
[2]	Republic of Peru	1.862%	12/1/2032	9,383	7,754
	Republic of Peru	8.750%	11/21/2033	17,282	21,739
[2]	Republic of Peru	3.000%	1/15/2034	22,270	19,337
[2]	Republic of Peru	5.375%	2/8/2035	10,394	10,597
[2]	Republic of Poland	5.750%	11/16/2032	13,000	13,891
[2]	Republic of Poland	4.875%	10/4/2033	21,457	21,692
[2]	Republic of Poland	5.125%	9/18/2034	23,690	24,176
[2]	Republic of Poland	5.375%	2/12/2035	24,152	25,027
	Republic of the Philippines	7.750%	1/14/2031	18,134	21,130
	Republic of the Philippines	1.648%	6/10/2031	10,544	9,176
	Republic of the Philippines	1.950%	1/6/2032	7,715	6,685
	Republic of the Philippines	6.375%	1/15/2032	8,682	9,618
	Republic of the Philippines	3.556%	9/29/2032	6,117	5,810
	Republic of the Philippines	5.609%	4/13/2033	8,069	8,640
	Republic of the Philippines	5.000%	7/17/2033	10,580	10,919
	Republic of the Philippines	5.250%	5/14/2034	10,565	11,035
	Republic of the Philippines	6.375%	10/23/2034	14,070	15,849
	Republic of the Philippines	5.500%	2/4/2035	11,045	11,737
	Republic of the Philippines	4.750%	3/5/2035	7,100	7,147
[2]	State of Israel	4.500%	1/17/2033	15,948	15,505
[2]	State of Israel	5.500%	3/12/2034	26,085	26,762
[2]	State of Israel	5.625%	2/19/2035	20,120	20,777
[2]	Svensk Exportkredit AB	4.875%	10/4/2030	11,526	12,047
[2]	United Mexican States	4.750%	3/22/2031	10,000	9,934
[2]	United Mexican States	2.659%	5/24/2031	27,286	24,334
[2]	United Mexican States	8.300%	8/15/2031	5,613	6,740
[2]	United Mexican States	4.750%	4/27/2032	23,219	22,734
[2]	United Mexican States	5.850%	7/2/2032	35,018	36,238
[2]	United Mexican States	5.375%	3/22/2033	34,622	34,613
[2]	United Mexican States	7.500%	4/8/2033	6,528	7,438
[2]	United Mexican States	4.875%	5/19/2033	18,135	17,569
[2]	United Mexican States	3.500%	2/12/2034	24,450	21,247
[2]	United Mexican States	6.750%	9/27/2034	15,345	16,786
[2]	United Mexican States	6.350%	2/9/2035	22,780	24,070

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	United Mexican States	5.625%	9/22/2035	22,280	22,188
Total Sovereign Bonds (Cost $2,320,835)					2,314,455
Taxable Municipal Bonds (0.3%)
	California GO	2.500%	10/1/2029	2,850	2,709
	California GO	1.750%	11/1/2030	5,000	4,495
	California GO	5.750%	10/1/2031	1,200	1,303
	California GO	6.000%	3/1/2033	3,100	3,403
	California GO	4.500%	4/1/2033	1,535	1,537
	California GO	7.500%	4/1/2034	10,300	12,085
	California GO	5.150%	9/1/2034	2,575	2,686
	Connecticut GO	5.850%	3/15/2032	9,085	9,768
	Cook County IL GO	6.229%	11/15/2034	925	985
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	12,000	10,978
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/2034	8,300	8,648
	Illinois GO	5.100%	6/1/2033	55,123	56,076
	Illinois State Toll Highway Authority Revenue	6.184%	1/1/2034	3,200	3,426
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/2033	2,410	2,421
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/2031	2,421	2,463
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/2033	5,800	5,786
	Massachusetts GO	4.500%	8/1/2031	5,150	5,196
	Massachusetts SO Revenue	4.110%	7/15/2031	989	990
	National Finance Authority NH Revenue	3.300%	4/1/2032	2,650	1,856
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/2034	775	722
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/2035	7,723	7,957
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/2030	7,280	7,429
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/2032	3,000	2,968
Total Taxable Municipal Bonds (Cost $156,248)					155,887
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[8]	Vanguard Market Liquidity Fund (Cost $234,461)	4.180%		2,344,696	234,470
Total Investments (99.3%) (Cost $47,749,644)					47,763,019
Other Assets and Liabilities—Net (0.7%)					329,193
Net Assets (100%)					48,092,212
Cost is in $000.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $216,858, representing 0.5% of net assets.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2025.
5	Guaranteed by the Government of Canada.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Federal Republic of Germany.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at September 30, 2025.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	27,367,204	—	27,367,204
Corporate Bonds	—	17,691,003	—	17,691,003
Sovereign Bonds	—	2,314,455	—	2,314,455
Taxable Municipal Bonds	—	155,887	—	155,887
Temporary Cash Investments	234,470	—	—	234,470
Total	234,470	47,528,549	—	47,763,019